UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03916

Name of Registrant:	Vanguard Specialized Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: January 31

Date of reporting period: February 1, 2020—July 31, 2020

Item 1: Reports to Shareholders

Semiannual Report | July 31, 2020

Vanguard Energy Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangements	20

Liquidity Risk Management	22

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended July 31, 2020
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Energy Fund	1/31/2020	7/31/2020	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$743.66	$1.52
Admiral™ Shares	1,000.00	743.94	1.17
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.19	$1.76
Admiral Shares	1,000.00	1,023.59	1.36

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.35% for Investor Shares and 0.27% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

2

Energy Fund

Fund Allocation

As of July 31, 2020

Integrated Oil & Gas	40.3%
Oil & Gas Drilling	0.1
Oil & Gas Equipment & Services	3.4
Oil & Gas Exploration & Production	19.2
Oil & Gas Refining & Marketing	9.5
Oil & Gas Storage & Transportation	10.0
Utilities	15.7
Other	1.8

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

3

Energy Fund

Financial Statements (unaudited)

Schedule of Investments

As of July 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Common Stocks (98.1%)
United States (40.2%)
Electric Utilities (7.0%)
Exelon Corp.	2,676,169	103,327
Duke Energy Corp.	963,501	81,647
Avangrid Inc.	1,246,345	62,056
FirstEnergy Corp.	1,609,711	46,682
Edison International	418,923	23,321
		317,033
Energy Equipment & Services (2.1%)
Schlumberger Ltd.	5,276,347	95,713
Halliburton Co.	68,151	976
Baker Hughes Co. Class A	47,181	731
		97,420
Oil, Gas & Consumable Fuels (30.8%)
Integrated Oil & Gas (7.1%)
Chevron Corp.	2,327,587	195,378
Exxon Mobil Corp.	3,055,066	128,557
Occidental Petroleum Corp.	36,840	580
* Occidental Petroleum Corp. Warrants Exp. 08/03/2027	4,605	26
		324,541
Oil & Gas Exploration & Production (15.4%)
ConocoPhillips	4,054,056	151,581
Pioneer Natural Resources Co.	1,288,426	124,874
EOG Resources Inc.	1,902,624	89,138
Diamondback Energy Inc.	2,045,243	81,523
Hess Corp.	1,618,243	79,634
Concho Resources Inc.	1,205,039	63,313
Cabot Oil & Gas Corp.	3,073,174	57,468
Noble Energy Inc.	3,125,443	31,223
Viper Energy Partners LP	1,880,618	19,446
Devon Energy Corp.	151,292	1,587
Apache Corp.	69,481	1,067
Cimarex Energy Co.	33,771	826
Ovintiv Inc.	1	—
		701,680
Oil & Gas Refining & Marketing (5.8%)
Marathon Petroleum Corp.	4,749,383	181,426
Valero Energy Corp.	1,348,858	75,846
Phillips 66	40,407	2,506
HollyFrontier Corp.	53,879	1,482
		261,260
Oil & Gas Storage & Transportation (2.5%)
Williams Cos. Inc.	5,451,298	104,283
Kinder Morgan Inc.	290,316	4,094
* Cheniere Energy Inc.	51,320	2,539
ONEOK Inc.	13,807	385
		111,301
Other (0.3%)
[1] Vanguard Energy ETF	253,000	12,192
		1,410,974
Total United States		1,825,427
International (57.9%)
Australia (0.1%)
Beach Energy Ltd.	1,277,459	1,280
Santos Ltd.	265,399	991
Woodside Petroleum Ltd.	45,580	649
APA Group	67,444	528
		3,448
Austria (0.8%)
* OMV AG	1,139,164	35,977

Brazil (0.9%)
Petroleo Brasileiro SA ADR	4,082,233	35,393
Petroleo Brasileiro SA Preference Shares	934,894	3,978
Petroleo Brasileiro SA	365,601	1,591
		40,962

4

Energy Fund

		Market
		Value•
	Shares	($000)
Canada (8.4%)
Enbridge Inc. (XTSE)	4,762,786	152,436
TC Energy Corp. (XNYS)	2,614,381	119,216
* Parex Resources Inc.	3,294,314	39,843
Enbridge Inc. (XNYS)	1,063,054	34,018
TC Energy Corp. (XTSE)	725,862	33,084
Suncor Energy Inc. (XTSE)	125,041	1,967
Canadian Natural Resources Ltd.	78,587	1,386
Pembina Pipeline Corp.	22,174	539
		382,489
China (2.9%)
CNOOC Ltd. ADR	796,045	84,102
ENN Energy Holdings Ltd.	2,743,800	33,260
CNOOC Ltd.	4,009,974	4,232
China Longyuan Power Group Corp. Ltd. Class H	2,395,000	1,716
Kunlun Energy Co. Ltd.	2,006,000	1,681
Xinyi Solar Holdings Ltd.	1,209,000	1,327
* Xinjiang Goldwind Science & Technology Co. Ltd. Class H	1,273,800	1,282
China Oilfield Services Ltd. Class H	1,490,000	1,163
CIMC Enric Holdings Ltd.	2,390,000	1,037
China Petroleum & Chemical Corp. Class H	906,485	386
		130,186
Colombia (0.0%)
Ecopetrol SA ADR	131,056	1,525

Denmark (0.0%)
Vestas Wind Systems A/S	13,059	1,674

Finland (0.0%)
Neste Oyj	20,384	936

France (10.0%)
^ Total SA ADR	5,990,557	225,604
TOTAL SE	3,626,318	137,234
* Engie SA	6,906,822	92,007
		454,845
Hungary (0.0%)
* MOL Hungarian Oil & Gas plc	162,817	959

India (4.7%)
Reliance Industries Ltd.	5,653,156	156,341
Power Grid Corp. of India Ltd.	21,922,258	52,171
Bharat Petroleum Corp. Ltd.	335,914	1,853
Oil & Natural Gas Corp. Ltd.	1,482,326	1,550
Oil India Ltd.	931,383	1,203
Indian Oil Corp. Ltd.	1,013,509	1,197
Hindustan Petroleum Corp. Ltd.	409,352	1,176
		215,491
Israel (0.0%)
Oil Refineries Ltd.	4,405,701	822
Paz Oil Co. Ltd.	2,834	225
* Delek Group Ltd.	2,975	66
		1,113
Italy (4.5%)
^ Eni SPA ADR	4,084,546	71,970
Enel SPA	6,722,861	61,585
Tenaris SA	5,845,689	34,452
Tenaris SA ADR	1,561,050	18,264
Eni SPA	1,742,280	15,520
Saipem SPA	522,100	1,118
Snam SPA	26,389	141
		203,050
Japan (0.1%)
ENEOS Holdings Inc.	679,100	2,381
Cosmo Energy Holdings Co. Ltd.	86,300	1,251
Japan Petroleum Exploration Co. Ltd.	65,200	1,059
		4,691
Norway (2.4%)
Equinor ASA	5,887,196	88,268
^ Equinor ASA ADR	1,235,663	18,424
Aker BP ASA	75,792	1,443
		108,135
Poland (0.1%)
Polski Koncern Naftowy ORLEN SA	107,642	1,532
Polskie Gornictwo Naftowe i Gazownictwo SA	601,150	820
Grupa Lotos SA	49,615	641
		2,993

5

Energy Fund

		Market
		Value•
	Shares	($000)
Portugal (1.6%)
Galp Energia SGPS SA	6,726,524	70,432

Russia (4.5%)
Lukoil PJSC ADR	1,722,747	116,863
Gazprom PJSC ADR	15,340,961	74,160
Gazprom PJSC	1,425,301	3,505
Rosneft Oil Co. PJSC	387,655	1,869
Lukoil PJSC	23,865	1,639
* AK Transneft OAO Preference Shares	804	1,462
Tatneft PJSC	188,034	1,403
Surgutneftegas PJSC	2,455,421	1,234
Surgutneftegas OAO Preference Shares	1,683,325	850
Tatneft PAO Preference Shares	83,506	607
Novatek PJSC GDR	4,101	598
Tatneft PJSC ADR	12,925	575
Novatek PJSC	7,422	110
		204,875
Saudi Arabia (0.0%)
[2] Saudi Arabian Oil Co.	51,212	450

South Korea (0.0%)
GS Holdings Corp.	33,365	982

Spain (3.2%)
* Iberdrola SA	6,914,077	89,367
* Repsol SA	6,840,178	53,940
* Iberdrola SA-INT	157,138	2,021
Enagas SA	74,705	1,885
		147,213
Sweden (0.6%)
Lundin Energy AB	1,196,563	27,911

Thailand (0.0%)
PTT PCL (Foreign)	790,200	991

Turkey (0.1%)
KOC Holding AS	580,445	1,345
* Tupras Turkiye Petrol Rafinerileri AS	78,117	926
		2,271
United Kingdom (13.0%)
BP plc ADR	7,266,045	160,143
BP plc	36,884,017	133,576
^ Royal Dutch Shell plc ADR	4,355,619	129,841
Royal Dutch Shell plc Class A (XLON)	6,607,711	96,576
National Grid plc	4,953,145	58,110
Royal Dutch Shell plc Class B	546,265	7,668
Royal Dutch Shell plc Class A (XAMS)	212,482	3,166
John Wood Group plc	511,091	1,270
Petrofac Ltd.	308,868	563
		590,913
Total International		2,634,512
Total Common Stocks (Cost $4,921,991)		4,459,939
Temporary Cash Investments (3.5%)
Money Market Fund (2.3%)
[3,4] Vanguard Market Liquidity Fund, 0.194%	1,033,615	103,362

	Face
	Amount
	($000)
Repurchase Agreements (1.1%)
RBS Securities, Inc. 0.070%, 8/3/20 (Dated 7/31/20, Repurchase Value $36,200,000, collateralized by U.S. Treasury Note/Bond, 3.000% 5/15/47, with a value of $36,924,000)	36,200	36,200
Societe Generale 0.070%, 8/3/20 (Dated 7/31/20, Repurchase Value $11,800,000, collateralized by U.S. Treasury Note/Bond, 0.000%–4.375%, 8/4/20–8/15/46, Federal National Mortgage Assn. 2.500%–4.500%, 12/1/47–7/1/50, and Government National Mortgage Assn. 2.500%–3.125%, 12/20/26–11/20/49, with a value of $12,036,000)	11,800	11,800
		48,000

6

Energy Fund

		Face	Market
		Amount	Value•
		($000)	($000)
U.S. Government and Agency Obligations (0.1%)
[5]	United States Cash Management Bill, 0.140%, 10/13/20	3,000	2,999
[5]	United States Cash Management Bill, 0.135%, 10/20/20	2,500	2,500
[5]	United States Cash Management Bill, 0.145%,12/15/20	1,500	1,499
			6,998
Total Temporary Cash Investments (Cost $158,272)			158,360
Total Investments (101.6%) (Cost $5,080,263)			4,618,299
Other Assets and Liabilities— Net (-1.6%)			(71,028)
Net Assets (100%)			4,547,271

Cost is in $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $64,996,000.
1	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the value of this security represented less than 0.01% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $69,758,000 was received for securities on loan, of which $69,739,000 is held in Vanguard Market Liquidity Fund and $19,000 is held in cash.
5	Securities with a value of $3,549,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

GDR—Global Depositary Receipt.

7

Energy Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation	)
Long Futures Contracts
E-mini S&P 500 Index	September 2020	246		40,141	1,582

See accompanying Notes, which are an integral part of the Financial Statements.

8

Energy Fund

Statement of Assets and Liabilities
As of July 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $4,953,061)	4,502,745
Affiliated Issuers (Cost $127,202)	115,554
Total Investment in Securities	4,618,299
Investment in Vanguard	207
Cash	662
Foreign Currency, at Value (Cost $268)	265
Receivables for Accrued Income	11,289
Receivables for Capital Shares Issued	5,602
Variation Margin Receivable—Futures Contracts	216
Total Assets	4,636,540
Liabilities
Payables for Investment Securities Purchased	10
Collateral for Securities on Loan	69,758
Payables to Investment Advisor	1,462
Payables for Capital Shares Redeemed	7,984
Payables to Vanguard	400
Other Liabilities	9,655
Total Liabilities	89,269
Net Assets	4,547,271

At July 31, 2020, net assets consisted of:

Paid-in Capital	5,121,603
Total Distributable Earnings (Loss)	(574,332)
Net Assets	4,547,271

Investor Shares—Net Assets
Applicable to 43,775,127 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,406,281
Net Asset Value Per Share—Investor Shares	$32.13

Admiral Shares—Net Assets
Applicable to 52,115,482 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,140,990
Net Asset Value Per Share—Admiral Shares	$60.27

See accompanying Notes, which are an integral part of the Financial Statements.

9

Energy Fund

Statement of Operations

Six Months Ended
July 31, 2020
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	131,322
Dividends—Affiliated Issuers	332
Interest—Unaffiliated Issuers	206
Interest—Affiliated Issuers	322
Securities Lending—Net	894
Total Income	133,076
Expenses
Investment Advisory Fees—Note B
Basic Fee	3,488
Performance Adjustment	(889)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	1,501
Management and Administrative—Admiral Shares	2,353
Marketing and Distribution—Investor Shares	78
Marketing and Distribution—Admiral Shares	101
Custodian Fees	121
Shareholders’ Reports—Investor Shares	50
Shareholders’ Reports—Admiral Shares	31
Trustees’ Fees and Expenses	6
Total Expenses	6,840
Net Investment Income	126,236
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	(155,695)
Investment Securities Sold—Affiliated Issuers	(32)
Futures Contracts	(4,257)
Foreign Currencies	(57)
Realized Net Gain (Loss)	(160,041)
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers[2]	(1,491,321)
Investment Securities—Affiliated Issuers	(5,914)
Futures Contracts	1,615
Foreign Currencies	(42)
Change in Unrealized Appreciation (Depreciation)	(1,495,662)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,529,467)

1	Dividends are net of foreign withholding taxes of $10,082,000.
2	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($5,718,000).

See accompanying Notes, which are an integral part of the Financial Statements.

10

Energy Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	July 31,	January 31,
	2020	2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	126,236	236,477
Realized Net Gain (Loss)	(160,041)	660,643
Change in Unrealized Appreciation (Depreciation)	(1,495,662)	(1,330,389)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,529,467)	(433,269)
Distributions[1]
Investor Shares	(1,959)	(64,161)
Admiral Shares	(5,595)	(160,906)
Total Distributions	(7,554)	(225,067)
Capital Share Transactions
Investor Shares	51,800	(280,012)
Admiral Shares	(147,868)	(752,371)
Net Increase (Decrease) from Capital Share Transactions	(96,068)	(1,032,383)
Total Increase (Decrease)	(1,633,089)	(1,690,719)
Net Assets
Beginning of Period	6,180,360	7,871,079
End of Period	4,547,271	6,180,360

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

11

Energy Fund

Financial Highlights

Investor Shares

Six Months
	Ended
For a Share Outstanding	July 31,			Year Ended January 31,
Throughout Each Period	2020	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$43.28	$47.85	$55.62	$52.70	$40.43	$51.53
Investment Operations
Net Investment Income	.866[1]	1.519[1]	1.300[1]	1.477[1,2]	.982	1.096
Net Realized and Unrealized Gain (Loss) on Investments	(11.970)	(4.524)	(7.788)	3.035	12.275	(11.118)
Total from Investment Operations	(11.104)	(3.005)	(6.488)	4.512	13.257	(10.022)
Distributions
Dividends from Net Investment Income	(.046)	(1.565)	(1.282)	(1.592)	(.987)	(1.078)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.046)	(1.565)	(1.282)	(1.592)	(.987)	(1.078)
Net Asset Value, End of Period	$32.13	$43.28	$47.85	$55.62	$52.70	$40.43

Total Return[3]	-25.63%	-6.55%	-11.48%	8.75%	32.73%	-19.53%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,406	$1,793	$2,265	$2,968	$3,452	$2,693
Ratio of Total Expenses to Average Net Assets[4]	0.35%	0.32%	0.37%	0.38%	0.41%	0.37%
Ratio of Net Investment Income to Average Net Assets	5.28%	3.20%	2.42%	2.86%[2]	1.97%	2.20%
Portfolio Turnover Rate	16%	48%	31%	24%	29%	23%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.342 and 0.67%, respectively, from income received as a result of the General Electric Co. and Baker Hughes Inc. merger in July 2017.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes performance-based investment advisory fee increases (decreases) of (0.04%), (0.06%), (0.01%), 0.00%, 0.03%, and 0.03%.

See accompanying Notes, which are an integral part of the Financial Statements.

12

Energy Fund

Financial Highlights

Admiral Shares

Six Months
	Ended
For a Share Outstanding	July 31,			Year Ended January 31,
Throughout Each Period	2020	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$81.18	$89.77	$104.35	$98.88	$75.85	$96.69
Investment Operations
Net Investment Income	1.647[1]	2.926[1]	2.511[1]	2.815[1,2]	1.918	2.113
Net Realized and Unrealized Gain (Loss) on Investments	(22.455)	(8.512)	(14.600)	5.730	23.035	(20.872)
Total from Investment Operations	(20.808)	(5.586)	(12.089)	8.545	24.953	(18.759)
Distributions
Dividends from Net Investment Income	(.102)	(3.004)	(2.491)	(3.075)	(1.923)	(2.081)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.102)	(3.004)	(2.491)	(3.075)	(1.923)	(2.081)
Net Asset Value, End of Period	$60.27	$81.18	$89.77	$104.35	$98.88	$75.85

Total Return[3]	-25.61%	-6.50%	-11.40%	8.84%	32.83%	-19.48%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,141	$4,388	$5,606	$6,796	$7,231	$5,428
Ratio of Total Expenses to Average Net Assets[4]	0.27%	0.24%	0.29%	0.30%	0.33%	0.31%
Ratio of Net Investment Income to Average Net Assets	5.35%	3.28%	2.50%	2.94%[2]	2.05%	2.26%
Portfolio Turnover Rate	16%	48%	31%	24%	29%	23%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.643 and 0.67%, respectively, from income received as a result of the General Electric Co. and Baker Hughes Inc. merger in July 2017.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes performance-based investment advisory fee increases (decreases) of (0.04%), (0.06%), (0.01%), 0.00%, 0.03%, and 0.03%.

See accompanying Notes, which are an integral part of the Financial Statements.

13

Energy Fund

Notes to Financial Statements

Vanguard Energy Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the

14

Energy Fund

clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended July 31, 2020, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (January 31, 2017–2020), and for the period ended July 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however,

15

Energy Fund

such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended July 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

9. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Foreign capital gains tax is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during

16

Energy Fund

the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  The investment advisory firm Wellington Management Company LLP provides investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee is subject to quarterly adjustments based on performance relative to the MSCI ACWI Energy Index for the preceding three years. Vanguard provides investment advisory services to a portion of the fund as described below; the fund paid Vanguard advisory fees of $104,000 for the six months ended July 31, 2020.

For the six months ended July 31, 2020, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.15% of the fund’s average net assets, before a decrease of $889,000 (0.04%) based on performance.

In July 2020, the board of trustees approved the restructuring of the investment advisory team of the fund; effective August 17, 2020, Vanguard was removed as an investment advisor to the fund and Wellington Management Company LLP serves as the fund’s sole investment advisor. Additionally, in the fourth quarter of 2020, the fund will change its benchmark to a custom market-capitalization-weighted blend of the MSCI ACWI Energy Index and the MSCI ACWI Utilities Index (the “new benchmark”) to better reflect how Wellington intends to position the fund within the energy industry. At the same time, the new benchmark will begin to be phased in for the purpose of the quarterly performance-based adjustments to the basic fee.

C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2020, the fund had contributed to Vanguard capital in the amount of $207,000, representing less than 0.01% of the fund’s net assets and 0.08% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

17

Energy Fund

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks—United States	1,825,427	—	—	1,825,427
Common Stocks—International	1,133,326	1,501,186	—	2,634,512
Temporary Cash Investments	103,362	54,998	—	158,360
Total	3,062,115	1,556,184	—	4,618,299
Derivative Financial Instruments
Assets
Futures Contracts[1]	216	—	—	216

1 Represents variation margin on the last day of the reporting period.

E.  As of July 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	5,080,690
Gross Unrealized Appreciation	765,446
Gross Unrealized Depreciation	(1,235,910)
Net Unrealized Appreciation (Depreciation)	(470,464)

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2020, the fund had available capital losses totaling $101,333,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F.  During the six months ended July 31, 2020, the fund purchased $832,892,000 of investment securities and sold $748,476,000 of investment securities, other than temporary cash investments.

18

Energy Fund

G.    Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	July 31, 2020		January 31, 2020
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	336,714	11,109	210,156	4,436
Issued in Lieu of Cash Distributions	1,824	69	59,798	1,266
Redeemed	(286,738)	(8,824)	(549,966)	(11,603)
Net Increase (Decrease)—Investor Shares	51,800	2,354	(280,012)	(5,901)
Admiral Shares
Issued	682,641	12,034	536,363	6,047
Issued in Lieu of Cash Distributions	5,060	102	145,329	1,640
Redeemed	(835,569)	(14,070)	(1,434,063)	(16,094)
Net Increase (Decrease)—Admiral Shares	(147,868)	(1,934)	(752,371)	(8,407)

H.       Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:

					Current Period Transactions
	Jan. 31,		Proceeds	Realized				July 31,
	2020		from	Net	Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Energy ETF	18,183	—	—	—	(5,991)	332	—	12,192
Vanguard Market Liquidity Fund	105,830	NA1	NA1	(32)	77	322	—	103,362
Total	124,013	—	—	(32)	(5,914)	654	—	115,554

1 Not applicable—purchases and sales are for temporary cash investment purposes.

I.     Management has determined that no other events or transactions occurred subsequent to July 31, 2020, that would require recognition or disclosure in these financial statements.

19

Trustees Approve Advisory Arrangements

At its March 2020 meeting, the board of trustees of Vanguard Energy Fund renewed the fund’s investment advisory arrangements with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group (QEG), and Wellington Management Company LLP (Wellington Management). The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.

At its July 2020 meeting, the board approved restructuring the fund’s investment team by removing QEG as an investment advisor to the fund, effective August 17, 2020. At the July meeting, the board also approved an amendment to the existing investment advisory agreement with Wellington Management (the Amended Agreement) to reflect a new compensation benchmark. Effective in the fourth quarter of 2020, Wellington Management’s compensation benchmark, the MSCI ACWI Energy Index, will be replaced with a custom market-capitalization-weighted blend of the MSCI ACWI Energy Index and the MSCI ACWI Utilities Index. In connection with its review of the Amended Agreement, the board noted that it most recently approved the renewal of the investment advisory agreement with Wellington Management at the March meeting and that, aside from the change to the compensation benchmark, the terms of the agreement remained the same. The board concluded that the new index is a more suitable index because it better reflects how Wellington Management intends to position the fund within the energy industry. The board determined that QEG’s termination and the Amended Agreement were in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to the March meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. Prior to the July meeting, the board received information concerning the proposed updated investment strategy, new compensation benchmark, and proposed Amended Agreement. At the meetings, they also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of each advisor. The board considered the following:

20

Vanguard. Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth. Vanguard has managed a portion of the fund since 2005.

Wellington Management. Founded in 1928, Wellington Management is among the nation’s oldest and most respected institutional investment managers. The investment team uses a bottom-up approach in which stocks are selected based on the advisor’s estimates of fundamental investment value. Fundamental research focuses on the quality of a company’s assets, its internal reinvestment opportunities, and management quality. The firm has advised the fund since its inception in 1984.

At the March meeting, the board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted the continuation of the advisory arrangements. At the July meeting, the board reviewed these factors in connection with a proposal to change the fund’s strategy, and concluded it was appropriate to approve the Amended Agreement with Wellington Management serving as the fund’s sole advisor.

Investment performance

The board considered the short- and long-term performance of the fund and each advisor, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. At the March meeting, the board concluded that the performance was such that the advisory arrangements should continue. At the July meeting, the board determined that the Amended Agreement with Wellington Management should be approved with Wellington Management serving as the fund’s sole advisor.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expense rate was also well below the peer-group average. The board noted that the restructuring of the fund with Wellington Management as sole advisor under the Amended Agreement would cause a small expense ratio increase.

The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations. The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule for Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets managed by Wellington Management increase. The board also concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets managed by Vanguard increase.

The board will consider whether to renew Wellington Management’s advisory arrangement again after a one-year period.

21

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Specialized Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Energy Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q512 092020

Semiannual Report | July 31, 2020

Vanguard Global Capital Cycles Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangement	14

Liquidity Risk Management	16

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•    Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•    Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended July 31, 2020
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Global Capital Cycles Fund	1/31/2020	7/31/2020	Period
Based on Actual Fund Return	$1,000.00	$1,042.47	$1.78
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.12	1.76

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.35%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

2

Global Capital Cycles Fund

Fund Allocation

As of July 31, 2020

Aerospace & Defense	5.1%
Agricultural Products	2.1
Asset Management & Custody Banks	1.1
Building Products	1.5
Coal & Consumable Fuels	1.7
Construction Materials	2.7
Data Processing & Outsourced Services	2.2
Diversified Banks	2.1
Diversified Metals & Mining	16.6
Electric Utilities	6.4
Fertilizers & Agricultural Chemicals	2.6
Gas Utilities	3.4
Gold	15.2
Household Products	3.7
Industrial Machinery	2.8
Integrated Oil & Gas	3.4
Integrated Telecommunication Services	1.4
Internet & Direct Marketing Retail	2.8
Multi-Utilities	5.8
Oil & Gas Exploration & Production	0.8
Pharmaceuticals	1.4
Precious Metals & Minerals	1.3
Property & Casualty Insurance	4.5
Reinsurance	1.1
Semiconductors	3.2
Soft Drinks	2.1
Specialty Chemicals	1.2
Trading Companies & Distributors	1.8

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

3

Global Capital Cycles Fund

Financial Statements (unaudited)

Schedule of Investments

As of July 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
	Common Stocks (95.2%)
Aerospace & Defense (4.8%)
	BWX Technologies Inc.	606,806	33,083
	Lockheed Martin Corp.	50,749	19,232
			52,315
Agricultural Products (2.0%)
	Archer-Daniels-Midland Co.	505,515	21,651

Asset Management & Custody Banks (1.1%)
	BlackRock Inc.	19,864	11,422

	Building Products (1.4%)
*	Cie de Saint-Gobain	405,437	14,999

Coal & Consumable Fuels (1.6%)
[1]	NAC Kazatomprom JSC	935,375	13,601
	JSC National Atomic Company Kazatomprom GDR	274,369	3,989
			17,590
Construction Materials (2.6%)
	LafargeHolcim Ltd. (XPAR)	380,459	17,759
	LafargeHolcim Ltd. (XVTX)	218,500	10,337
			28,096
Data Processing & Outsourced Services (2.1%)
	Edenred	225,586	11,190
*,1	Network International Holdings plc	2,110,057	11,138
			22,328
	Diversified Banks (2.0%)
	Bank of America Corp.	876,888	21,817

Diversified Metals & Mining (15.9%)
	BHP Group plc ADR	1,353,433	59,159
	Anglo American plc	2,048,420	49,588
	Rio Tinto plc ADR	658,838	40,215
	BHP Group Ltd.	855,544	22,526
			171,488
	Electric Utilities (6.0%)
	Power Grid Corp. of India Ltd.	16,270,602	38,721
	Avangrid Inc.	533,888	26,582
			65,303
Fertilizers & Agricultural Chemicals (2.5%)
	Nutrien Ltd.	428,359	13,960
	Mosaic Co.	932,571	12,562
			26,522
	Gas Utilities (3.2%)
^	Rubis SCA	731,394	34,501

	Gold (14.4%)
	Barrick Gold Corp.	2,529,781	73,136
	Gold Fields Ltd. ADR	2,856,492	37,392
	Agnico Eagle Mines Ltd.	440,017	34,977
	Newmont Corp.	152,691	10,566
			156,071
Household Products (3.5%)
	Procter & Gamble Co.	286,849	37,612

Industrial Machinery (2.6%)
	Fortive Corp.	402,900	28,280

Integrated Oil & Gas (3.2%)
	TOTAL SE	914,242	34,598

Integrated Telecommunication Services (1.4%)
	China Unicom Hong Kong Ltd.	26,660,000	14,829

Internet & Direct Marketing Retail (2.7%)
*	Alibaba Group Holding Ltd.	919,400	28,847

	Multi-Utilities (5.5%)
*	Engie SA	3,796,914	50,579
	National Grid plc	779,541	9,146
			59,725

4

Global Capital Cycles Fund

		Market
		Value•
	Shares	($000)
Oil & Gas Exploration & Production (0.8%)
^ Viper Energy Partners LP	828,676	8,568

Pharmaceuticals (1.4%)
Bristol-Myers Squibb Co.	252,393	14,805

Precious Metals & Minerals (1.3%)
Fresnillo plc	852,053	13,838

Property & Casualty Insurance (4.3%)
Intact Financial Corp.	422,543	46,133

Reinsurance (1.0%)
* Enstar Group Ltd.	66,827	11,224

Semiconductors (3.0%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	285,030	22,486
Marvell Technology Group Ltd.	282,122	10,289
		32,775
Soft Drinks (2.0%)
Coca-Cola European Partners plc	525,847	21,649

Specialty Chemicals (1.2%)
*,^ Livent Corp.	2,046,095	12,829

Trading Companies & Distributors (1.7%)
Brenntag AG	292,611	18,058
Total Common Stocks (Cost $944,637)		1,027,873
Temporary Cash Investment (5.2%)
Money Market Fund (5.2%)
[2,3] Vanguard Market Liquidity Fund, 0.194% (Cost $56,126)	561,307	56,131
Total Investments (100.4%) (Cost $1,000,763)		1,084,004
Other Assets and Liabilities—Net (-0.4%)		(3,785)
Net Assets (100%)		1,080,219

Cost is in $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,305,000.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the aggregate value of these securities was $24,739,000, representing 2.3% of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $3,680,000 was received for securities on loan.

ADR—American Depositary Receipt.

GDR—Global Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.

5

Global Capital Cycles Fund

Statement of Assets and Liabilities

As of July 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $944,637)	1,027,873
Affiliated Issuers (Cost $56,126)	56,131
Total Investments in Securities	1,084,004
Investment in Vanguard	45
Receivables for Investment Securities Sold	9,179
Receivables for Accrued Income	1,083
Receivables for Capital Shares Issued	687
Total Assets	1,094,998
Liabilities
Foreign Currency Due to Custodian, at Value (Proceeds $9,465)	9,392
Payables for Investment Securities Purchased	5
Collateral for Securities on Loan	3,680
Payables to Investment Advisor	299
Payables for Capital Shares Redeemed	1,283
Payables to Vanguard	120
Total Liabilities	14,779
Net Assets	1,080,219

At July 31, 2020, net assets consisted of:

Paid-in Capital	3,418,911
Total Distributable Earnings (Loss)	(2,338,692)
Net Assets	1,080,219

Net Assets
Applicable to 130,302,137 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,080,219
Net Asset Value Per Share	$8.29

See accompanying Notes, which are an integral part of the Financial Statements.

6

Global Capital Cycles Fund

Statement of Operations

Six Months Ended
July 31, 2020
($000)
Investment Income
Income
Dividends[1]	18,619
Interest[2]	145
Securities Lending—Net	100
Total Income	18,864
Expenses
Investment Advisory Fees—Note B
Basic Fee	736
Performance Adjustment	(122)
The Vanguard Group—Note C
Management and Administrative	1,024
Marketing and Distribution	45
Custodian Fees	57
Shareholders’ Reports	32
Trustees’ Fees and Expenses	2
Total Expenses	1,774
Net Investment Income	17,090
Realized Net Gain (Loss)
Investment Securities Sold[2]	(36,939)
Foreign Currencies	225
Realized Net Gain (Loss)	(36,714)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	42,430
Foreign Currencies	106
Change in Unrealized Appreciation (Depreciation)	42,536
Net Increase (Decrease) in Net Assets Resulting from Operations	22,912

1	Dividends are net of foreign withholding taxes of $998,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $146,000, $1,000, and $3,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

7

Global Capital Cycles Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	July 31,	January 31,
	2020	2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	17,090	35,453
Realized Net Gain (Loss)	(36,714)	(37,364)
Change in Unrealized Appreciation (Depreciation)	42,536	95,274
Net Increase (Decrease) in Net Assets Resulting from Operations	22,912	93,363
Distributions[1]
Total Distributions	(1,953)	(30,515)
Capital Share Transactions
Issued	84,433	171,647
Issued in Lieu of Cash Distributions	1,720	26,951
Redeemed	(239,311)	(448,234)
Net Increase (Decrease) from Capital Share Transactions	(153,158)	(249,636)
Total Increase (Decrease)	(132,199)	(186,788)
Net Assets
Beginning of Period	1,212,418	1,399,206
End of Period	1,080,219	1,212,418

1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

8

Global Capital Cycles Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	July 31,			Year Ended January 31,
Throughout Each Period	2020	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$7.97	$7.62	$10.57	$10.74	$6.22	$9.59
Investment Operations
Net Investment Income[1]	.123	.212	.122	.049	.066[2]	.175[3]
Net Realized and Unrealized Gain (Loss) on Investments	.211	.337	(2.858)	(.217)	4.615	(3.397)
Total from Investment Operations	.334	.549	(2.736)	(.168)	4.681	(3.222)
Distributions
Dividends from Net Investment Income	(.014)	(.199)	(.214)	(.002)	(.161)	(.148)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.014)	(.199)	(.214)	(.002)	(.161)	(.148)
Net Asset Value, End of Period	$8.29	$7.97	$7.62	$10.57	$10.74	$6.22

Total Return[4]	4.25%	7.11%	-26.17%	-1.56%	75.99%	-34.07%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,080	$1,212	$1,399	$2,568	$2,612	$1,465
Ratio of Total Expenses to Average Net Assets[5]	0.35%	0.38%	0.33%	0.36%	0.43%	0.35%
Ratio of Net Investment Income to Average Net Assets	3.39%	2.68%	1.38%	0.47%	0.65%[2]	2.22%[3]
Portfolio Turnover Rate	29%	56%	110%	35%	29%	8%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.012 and 0.12%, respectively, resulting from a special dividend from Lucara Diamond Corp. in September 2016.
3	Net investment income per share and the ratio of net investment income to average net assets include $.037 and 0.47%, respectively, resulting from a spin-off from BHP Billiton plc in May 2015.
4	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
5	Includes performance-based investment advisory fee increases (decreases) of (0.02%), 0.00%, (0.04%), 0.00%, 0.06%, and (0.02%).

See accompanying Notes, which are an integral part of the Financial Statements.

9

Global Capital Cycles Fund

Notes to Financial Statements

Vanguard Global Capital Cycles Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A.       The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (January 31, 2017–2020), and for the period ended July 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned.

10

Global Capital Cycles Fund

Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended July 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

11

Global Capital Cycles Fund

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

B.    Wellington Management Company LLP provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. In accordance with the advisory contract entered into with Wellington Management Company LLP, beginning February 1, 2020, the investment advisory fee will be subject to quarterly adjustments based on performance relative to the Custom Global Capital Cycles Index since January 31, 2019. For the six months ended July 31, 2020, the investment advisory fee represented an effective annual basic rate of 0.15% of the fund’s average net assets, before a decrease of $122,000 (0.02%) based on performance.

C.    In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2020, the fund had contributed to Vanguard capital in the amount of $45,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

12

Global Capital Cycles Fund

The following table summarizes the market value of the fund’s investments as of July 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	629,629	398,244	—	1,027,873
Temporary Cash Investments	56,131	—	—	56,131
Total	685,760	398,244	—	1,084,004

E.    As of July 31, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	1,000,763
Gross Unrealized Appreciation	176,895
Gross Unrealized Depreciation	(93,654)
Net Unrealized Appreciation (Depreciation)	83,241

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2020, the fund had available capital losses totaling $2,399,475,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F.    During the six months ended July 31, 2020, the fund purchased $289,553,000 of investment securities and sold $436,336,000 of investment securities, other than temporary cash investments.

G.    Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	July 31, 2020	January 31, 2020
	Shares	Shares
	(000)	(000)
Issued	11,640	21,681
Issued in Lieu of Cash Distributions	278	3,259
Redeemed	(33,654)	(56,526)
Net Increase (Decrease) in Shares Outstanding	(21,736)	(31,586)

H.    Management has determined that no events or transactions occurred subsequent to July 31, 2020, that would require recognition or disclosure in these financial statements.

13

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Global Capital Cycles Fund (formerly known as Vanguard Precious Metals and Mining Fund) has renewed the fund’s investment advisory arrangement with Wellington Management Company LLP (Wellington Management). The board determined that renewing the fund’s investment advisory arrangement was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund since Wellington Management began managing the fund in September 2018 and took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. The advisor follows a global equity strategy that seeks to provide investors with uncorrelated returns to other asset classes through a blend of capital cycle and enduring assets. Identification of potential investments begins with the capital cycles framework, which seeks companies that are positioned to succeed through unique and superior business models and healthy balance sheets in sectors and industries where there is capital destruction, consolidation, or retrenchment of investment. Valuation and quality factors such as discount to intrinsic value, cash generation, capital expenditure, and future capital deployment opportunities are considered.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the performance of Wellington Management since it began managing the fund in 2018, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

14

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below the peer-group average.

The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedule for Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

15

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Specialized Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Global Capital Cycles Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

16

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© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q532 092020

Semiannual Report | July 31, 2020 Vanguard Health Care Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangement	19

Liquidity Risk Management	21

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

●    Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

●    Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended July 31, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Health Care Fund	1/31/2020	7/31/2020	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,091.39	$1.61
Admiral™ Shares	1,000.00	1,091.66	1.35
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.32	$1.56
Admiral Shares	1,000.00	1,023.57	1.31

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.31% for Investor Shares and 0.26% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

2

Health Care Fund

Fund Allocation

As of July 31, 2020

Biotechnology	18.2%
Health Care Distributors	0.5
Health Care Equipment	17.8
Health Care Facilities	3.1
Health Care Services	0.5
Health Care Supplies	0.4
Health Care Technology	1.5
Life Sciences Tools & Services	5.4
Managed Health Care	11.5
Pharmaceuticals	40.9
Real Estate	0.2

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

3

Health Care Fund

Financial Statements (unaudited)

Schedule of Investments

As of July 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (97.1%)
United States (68.6%)
Biotechnology (14.5%)
*	Regeneron Pharmaceuticals Inc.	2,556,310	1,615,767
*,1	Alnylam Pharmaceuticals Inc.	8,117,856	1,183,259
*	Incyte Corp.	10,484,320	1,035,431
*	Biogen Inc.	3,714,536	1,020,346
*	Vertex Pharmaceuticals Inc.	3,180,526	865,103
*,1	Bluebird Bio Inc.	5,338,722	324,060
*,1	Agios Pharmaceuticals Inc.	6,435,516	291,658
*	Seattle Genetics Inc.	1,535,007	255,226
*,1	Alkermes plc	13,605,397	245,033
*,1	Ironwood Pharmaceuticals Inc. Class A	10,902,066	99,972
*	Sarepta Therapeutics Inc.	463,410	71,143
*	Mirati Therapeutics Inc.	500,588	60,726
*	PTC Therapeutics Inc.	868,354	40,231
			7,107,955
Equity Real Estate Investment Trusts (REITs) (0.2%)
	Alexandria Real Estate Equities Inc.	439,900	78,104

Health Care Equipment & Supplies (15.1%)
	Abbott Laboratories	14,700,393	1,479,448
*	Boston Scientific Corp.	36,684,218	1,414,910
	Danaher Corp.	5,640,599	1,149,554
	Medtronic plc	7,966,321	768,591
*	Edwards Lifesciences Corp.	9,400,502	737,093
	Baxter International Inc.	6,195,573	535,174
	Stryker Corp.	2,649,219	512,094
	Teleflex Inc.	608,837	227,157
*	Intuitive Surgical Inc.	291,269	199,647
*	Hologic Inc.	1,827,072	127,493
*	Envista Holdings Corp.	4,293,456	93,898
*	Penumbra Inc.	414,598	92,004
	Hill-Rom Holdings Inc.	618,200	60,101
			7,397,164
Health Care Providers & Services (15.0%)
	UnitedHealth Group Inc.	9,095,277	2,753,868
	Anthem Inc.	4,679,915	1,281,361
	HCA Healthcare Inc.	7,140,216	904,237
	Humana Inc.	1,655,355	649,644
*	Centene Corp.	9,573,772	624,689
	Universal Health Services Inc. Class B	3,564,112	391,696
	McKesson Corp.	1,671,201	250,948
*	Laboratory Corp. of America Holdings	1,113,189	214,756
*	Acadia Healthcare Co. Inc.	4,337,455	129,299
*	Molina Healthcare Inc.	657,961	121,525
	Encompass Health Corp.	568,400	38,697
			7,360,720
Health Care Technology (1.5%)
	Cerner Corp.	9,158,457	636,055
*,1	Allscripts Healthcare Solutions Inc.	9,845,231	88,607
			724,662
Life Sciences Tools & Services (4.6%)
	Thermo Fisher Scientific Inc.	3,347,387	1,385,651
	Agilent Technologies Inc.	3,049,141	293,724
*	Illumina Inc.	449,450	171,762
*	IQVIA Holdings Inc.	950,511	150,551
*	PRA Health Sciences Inc.	1,412,629	150,530
*	PPD Inc.	3,307,722	97,148
*	Syneos Health Inc.	475,600	29,672
			2,279,038
Pharmaceuticals (17.7%)
	Pfizer Inc.	72,260,247	2,780,574
	Bristol-Myers Squibb Co.	34,778,476	2,040,105
	Eli Lilly and Co.	10,711,173	1,609,782

4

Health Care Fund

			Market
			Value•
		Shares	($000)
*,1	Mylan NV	50,185,811	808,494
	Merck & Co. Inc.	5,732,246	459,956
*	Elanco Animal Health Inc.	15,310,149	361,779
*,1	Nektar Therapeutics Class A	13,392,612	296,780
*	Reata Pharmaceuticals Inc. Class A	930,096	137,375
*	Royalty Pharma plc Class A	3,053,455	131,451
*	Amneal Pharmaceuticals Inc.	9,306,210	40,296
			8,666,592
Total United States			33,614,235
International (28.5%)
Belgium (3.7%)
[1]	UCB SA	10,327,935	1,327,059
*,^	Argenx SE	1,276,356	294,522
*	Galapagos NV	984,983	182,932
			1,804,513
Brazil (0.0%)
	Notre Dame Intermedica Participacoes SA	1,699,100	21,744

China (0.8%)
*,2	Wuxi Biologics Cayman Inc.	6,344,000	130,965
[2]	WuXi AppTec Co. Ltd. Class H	8,198,680	123,619
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	14,799,500	70,100
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	22,904,000	58,327
*,2	Shanghai Henlius Biotech Inc. Class H	112,117	867
			383,878
Denmark (1.8%)
*	Genmab A/S	1,881,023	647,460
*	Ascendis Pharma A/S ADR	942,809	129,740
*	Genmab A/S ADR	3,150,246	107,707
			884,907
Hong Kong (0.4%)
*,^	BeiGene Ltd. ADR	950,885	198,735

Ireland (0.1%)
*	ICON plc	170,300	31,584

Japan (9.9%)
[1]	Eisai Co. Ltd.	17,856,177	1,441,111
	Chugai Pharmaceutical Co. Ltd.	16,417,400	741,233
	Daiichi Sankyo Co. Ltd.	7,667,130	678,438
	Astellas Pharma Inc.	35,657,000	556,177
	Ono Pharmaceutical Co. Ltd.	19,628,460	551,705
	Takeda Pharmaceutical Co. Ltd.	9,943,216	360,609
	Terumo Corp.	7,859,400	297,329
	Nippon Shinyaku Co. Ltd.	1,977,800	153,011
	Sysmex Corp.	817,300	62,848
			4,842,461
Netherlands (0.9%)
	Koninklijke Philips NV	8,996,518	464,859

Switzerland (4.6%)
	Novartis AG	19,912,128	1,640,108
	Roche Holding AG	979,798	339,360
*	Alcon Inc.	2,550,401	154,144
	Roche Holding AG (Bearer)	376,066	129,624
			2,263,236
United Kingdom (6.3%)
	AstraZeneca plc	23,927,688	2,643,530
	Smith & Nephew plc	13,455,498	265,578
	Hikma Pharmaceuticals plc	6,910,934	193,652
*,§	NMC Health plc	4,851,584	—
			3,102,760
Total International			13,998,677
Total Common Stocks (Cost $28,893,429)			47,612,912
Temporary Cash Investments (2.8%)
Money Market Fund (0.0%)
[3,4]	Vanguard Market Liquidity Fund, 0.194%	153,808	15,381

5

Health Care Fund

	Face	Market
	Amount	Value•
	($000)	($000)
Repurchase Agreements (2.8%)
Bank of America Securities, LLC 0.100%, 8/3/20 (Dated 7/31/20, Repurchase Value $28,200,000, collateralized by Government National Mortgage Assn. 2.500%, 7/20/50, with a value of $28,764,000)	28,200	28,200
Bank of Nova Scotia 0.070%, 8/3/20 (Dated 7/31/20, Repurchase Value $410,102,000, collateralized by U.S. Treasury Note/Bond 0.000%–7.875%, 8/31/20–5/15/48, with a value of $418,304,000)	410,100	410,100
Barclays Capital Inc. 0.070%, 8/3/20 (Dated 7/31/20, Repurchase Value $9,100,000, collateralized by U.S. Treasury Note/Bond 2.000%, 5/31/24, with a value of $9,282,000)	9,100	9,100
BNP Paribas Securities Corp. 0.090%, 8/3/20 (Dated 7/31/20, Repurchase Value $119,901,000, collateralized by Federal Home Loan Mortgage Corp. 3.000%–8.000%, 8/1/32–4/1/50, Federal National Mortgage Assn. 2.500%–7.000%, 9/1/26–7/1/50, and Government National Mortgage Assn. 3.000%–6.500%, 11/15/32–4/20/50, with a value of $122,298,000)	119,900	119,900
Credit Agricole Securities 0.070%, 8/3/20 (Dated 7/31/20, Repurchase Value $10,300,000, collateralized by U.S. Treasury Note/Bond 1.125%, 1/15/21, with a value of $10,506,000)	10,300	10,300
HSBC Bank USA 0.090%, 8/3/20 (Dated 7/31/20, Repurchase Value $93,401,000, collateralized by Federal Home Loan Mortgage Corp. 5.500%, 6/1/40, and Federal National Mortgage Assn. 2.500%–7.500%, 5/1/23–8/1/49, with a value of $95,268,000)	93,400	93,400
HSBC Bank USA 0.070%, 8/3/20 (Dated 7/31/20, Repurchase Value $41,600,000, collateralized by U.S. Treasury Note/Bond 0.000%–4.375%, 11/12/20–8/15/41, with a value of $42,432,000)	41,600	41,600
Natixis SA 0.070%, 8/3/20 (Dated 7/31/20, Repurchase Value $160,801,000, collateralized by Federal Home Loan Mortgage Corp. 0.000%, 3/15/29–3/15/31, Federal National Mortgage Assn. 0.000%, 5/15/25–5/15/30, and U.S. Treasury Note/Bond 0.000%–6.625%, 4/15/21–2/15/47, with a value of $164,016,000)	160,800	160,800

6

Health Care Fund

	Face	Market
	Amount	Value•
	($000)	($000)
Nomura International PLC 0.070%, 8/3/20 (Dated 7/31/20, Repurchase Value $203,501,000, collateralized by U.S. Treasury Note/Bond 0.000%–6.875%, 8/27/20–5/15/43, with a value of $207,570,000)	203,500	203,500
RBC Capital Markets LLC 0.080%, 8/3/20 (Dated 7/31/20, Repurchase Value $78,201,000, collateralized by Federal National Mortgage Assn. 2.500%–5.500%, 7/1/28–6/1/50, and Federal Home Loan Mortgage Corp. 3.000%–4.500%, 7/1/42–6/1/50, with a value of $79,764,000)	78,200	78,200
Wells Fargo & Co. 0.100%, 8/3/20 (Dated 7/31/20, Repurchase Value $185,302,000, collateralized by U.S. Treasury Note/Bond. 2.000%–6.250%, 8/15/23–2/15/50, with a value of $189,006,000)	185,300	185,300
		1,340,400
Total Temporary Cash Investments (Cost $1,355,781)		1,355,781
Total Investments (99.9%) (Cost $30,249,210)		48,968,693

Amount
($000)
Other Assets and Liabilities—Net (0.1%)	33,786
Net Assets (100%)	49,002,479

Cost is in $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $14,225,000.
§	Security value determined using significant unobservable inputs.
1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the aggregate value of these securities was $255,451,000, representing 0.5% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $15,285,000 was received for securities on loan.

ADR—American Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.

7

Health Care Fund

Statement of Assets and Liabilities

As of July 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $24,110,330)	42,847,279
Affiliated Issuers (Cost $6,138,880)	6,121,414
Total Investments in Securities	48,968,693
Investment in Vanguard	2,112
Cash	1,810
Receivables for Investment Securities Sold	176,565
Receivables for Accrued Income	106,704
Receivables for Capital Shares Issued	8,636
Total Assets	49,264,520
Liabilities
Payables for Investment Securities Purchased	210,862
Collateral for Securities on Loan	15,285
Payables to Investment Advisor	14,284
Payables for Capital Shares Redeemed	17,986
Payables to Vanguard	3,624
Total Liabilities	262,041
Net Assets	49,002,479

At July 31, 2020, net assets consisted of:

Paid-in Capital	28,253,922
Total Distributable Earnings (Loss)	20,748,557
Net Assets	49,002,479

Investor Shares—Net Assets
Applicable to 41,933,937 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,101,829
Net Asset Value Per Share—Investor Shares	$217.05

Admiral Shares—Net Assets
Applicable to 435,891,440 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	39,900,650
Net Asset Value Per Share—Admiral Shares	$91.54

See accompanying Notes, which are an integral part of the Financial Statements.

8

Health Care Fund

Statement of Operations

Six Months Ended
July 31, 2020
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	333,566
Dividends—Affiliated Issuers[2]	25,010
Interest	2,649
Securities Lending—Net	3,104
Total Income	364,329
Expenses
Investment Advisory Fees—Note B
Basic Fee	33,126
Performance Adjustment	(5,087)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	7,548
Management and Administrative—Admiral Shares	25,031
Marketing and Distribution—Investor Shares	342
Marketing and Distribution—Admiral Shares	586
Custodian Fees	356
Shareholders’ Reports—Investor Shares	125
Shareholders’ Reports—Admiral Shares	92
Trustees’ Fees and Expenses	38
Total Expenses	62,157
Net Investment Income	302,172
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	1,827,790
Investment Securities Sold—Affiliated Issuers	5,180
Foreign Currencies	(1,105)
Realized Net Gain (Loss)	1,831,865
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	1,416,646
Investment Securities—Affiliated Issuers	466,230
Foreign Currencies	2,479
Change in Unrealized Appreciation (Depreciation)	1,885,355
Net Increase (Decrease) in Net Assets Resulting from Operations	4,019,392

1	Dividends are net of foreign withholding taxes of $13,205,000.
2	Dividends are net of foreign withholding taxes of $5,805,000.

See accompanying Notes, which are an integral part of the Financial Statements.

9

Health Care Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	July 31,	January 31,
	2020	2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	302,172	587,650
Realized Net Gain (Loss)	1,831,865	4,235,291
Change in Unrealized Appreciation (Depreciation)	1,885,355	793,607
Net Increase (Decrease) in Net Assets Resulting from Operations	4,019,392	5,616,548
Distributions[1]
Investor Shares	(206,987)	(1,020,974)
Admiral Shares	(910,658)	(4,439,397)
Total Distributions	(1,117,645)	(5,460,371)
Capital Share Transactions
Investor Shares	(170,567)	(145,595)
Admiral Shares	(584,204)	107,728
Net Increase (Decrease) from Capital Share Transactions	(754,771)	(37,867)
Total Increase (Decrease)	2,146,976	118,310
Net Assets
Beginning of Period	46,855,503	46,737,193
End of Period	49,002,479	46,855,503

1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

10

Health Care Fund

Financial Highlights

Investor Shares

Six Months
	Ended
For a Share Outstanding	July 31,			Year Ended January 31,
Throughout Each Period	2020	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$204.57	$203.34	$215.96	$189.88	$200.67	$216.14
Investment Operations
Net Investment Income	1.287[1]	2.506[1]	2.375[1]	2.162[1]	2.039	1.934
Net Realized and Unrealized Gain (Loss) on Investments	16.166	23.326	2.489	38.929	2.951	.566
Total from Investment Operations	17.453	25.832	4.864	41.091	4.990	2.500
Distributions
Dividends from Net Investment Income	(.096)	(2.428)	(2.323)	(2.059)	(1.854)	(2.611)
Distributions from Realized Capital Gains	(4.877)	(22.174)	(15.161)	(12.952)	(13.926)	(15.359)
Total Distributions	(4.973)	(24.602)	(17.484)	(15.011)	(15.780)	(17.970)
Net Asset Value, End of Period	$217.05	$204.57	$203.34	$215.96	$189.88	$200.67

Total Return[2]	9.14%	13.16%	2.76%	22.29%	2.71%	0.49%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,102	$8,729	$8,850	$9,853	$9,636	$10,916
Ratio of Total Expenses to Average Net Assets[3]	0.31%	0.32%	0.34%	0.38%	0.37%	0.36%
Ratio of Net Investment Income to Average Net Assets	1.28%	1.25%	1.12%	1.02%	0.98%	0.84%
Portfolio Turnover Rate	12%	18%	16%	11%	12%	18%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.02%), (0.02%), 0.00%, 0.04%, 0.04%, and 0.02%.

See accompanying Notes, which are an integral part of the Financial Statements.

11

Health Care Fund

Financial Highlights

Admiral Shares

Six Months
	Ended
For a Share Outstanding	July 31,			Year Ended January 31,
Throughout Each Period	2020	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$86.27	$85.75	$91.08	$80.09	$84.64	$91.17
Investment Operations
Net Investment Income	.564[1]	1.097[1]	1.036[1]	.938[1]	.908	.868
Net Realized and Unrealized Gain (Loss) on Investments	6.816	9.844	1.057	16.436	1.244	.236
Total from Investment Operations	7.380	10.941	2.093	17.374	2.152	1.104
Distributions
Dividends from Net Investment Income	(.053)	(1.068)	(1.027)	(.920)	(.828)	(1.155)
Distributions from Realized Capital Gains	(2.057)	(9.353)	(6.396)	(5.464)	(5.874)	(6.479)
Total Distributions	(2.110)	(10.421)	(7.423)	(6.384)	(6.702)	(7.634)
Net Asset Value, End of Period	$91.54	$86.27	$85.75	$91.08	$80.09	$84.64

Total Return[2]	9.17%	13.22%	2.81%	22.35%	2.76%	0.54%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$39,901	$38,126	$37,888	$39,214	$33,715	$36,606
Ratio of Total Expenses to Average Net Assets[3]	0.26%	0.27%	0.28%	0.33%	0.32%	0.31%
Ratio of Net Investment Income to Average Net Assets	1.33%	1.30%	1.18%	1.07%	1.03%	0.89%
Portfolio Turnover Rate	12%	18%	16%	11%	12%	18%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.02%), (0.02%), 0.00%, 0.04%, 0.04%, and 0.02%.

See accompanying Notes, which are an integral part of the Financial Statements.

12

Health Care Fund

Notes to Financial Statements

Vanguard Health Care Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified

13

Health Care Fund

counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (January 31, 2017–2020), and for the period ended July 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility;

14

Health Care Fund

these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended July 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

8. Other: Dividend income is recorded on the ex-dividend date. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  Wellington Management Company LLP provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance relative to the MSCI ACWI Health Care

15

Health Care Fund

Index for the preceding three years. For the six months ended July 31, 2020, the investment advisory fee represented an effective annual basic rate of 0.14% of the fund’s average net assets before a decrease of $5,087,000 (0.02%) based on performance.

C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2020, the fund had contributed to Vanguard capital in the amount of $2,112,000, representing less than 0.01% of the fund’s net assets and 0.84% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of July 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks—United States	33,614,235	—	—	33,614,235
Common Stocks—International	489,510	13,509,167	—	13,998,677
Temporary Cash Investments	15,381	1,340,400	—	1,355,781
Total	34,119,126	14,849,567	—	48,968,693

16

Health Care Fund

E.  As of July 31, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	30,329,119
Gross Unrealized Appreciation	21,633,679
Gross Unrealized Depreciation	(2,994,105)
Net Unrealized Appreciation (Depreciation)	18,639,574

F.  During the six months ended July 31, 2020, the fund purchased $5,432,922,000 of investment securities and sold $7,212,152,000 of investment securities, other than temporary cash investments.

G.  Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	July 31, 2020		January 31, 2020
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	547,938	2,770	597,477	2,991
Issued in Lieu of Cash Distributions	194,909	1,122	960,801	4,742
Redeemed	(913,414)	(4,631)	(1,703,873)	(8,580)
Net Increase (Decrease)—Investor Shares	(170,567)	(739)	(145,595)	(847)
Admiral Shares
Issued	1,065,524	12,703	1,115,698	13,215
Issued in Lieu of Cash Distributions	805,226	10,997	3,932,657	46,023
Redeemed	(2,454,954)	(29,770)	(4,940,627)	(59,104)
Net Increase (Decrease)—Admiral Shares	(584,204)	(6,070)	107,728	134

17

Health Care Fund

H.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

					Current Period Transactions
	Jan. 31,		Proceeds	Realized				July 31,
	2020		from	Net	Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Agios Pharmaceuticals Inc.	313,603	—	—	—	(21,945)	—	—	291,658
Alkermes plc	232,465	3,802	—	—	8,766	—	—	245,033
Allscripts Healthcare Solutions Inc.	84,472	—	—	—	4,135	—	—	88,607
Alnylam Pharmaceuticals Inc.	1,064,513	—	168,178	58,181	228,743	—	—	1,183,259
Bluebird Bio Inc.	366,946	38,682	—	—	(81,568)	—	—	324,060
Eisai Co. Ltd.	1,391,076	—	47,794	(692)	98,521	12,331	—	1,441,111
Ironwood Pharmaceuticals Inc.	127,468	3,300	—	—	(30,796)	—	—	99,972
Mylan NV	978,113	68,995	—	—	(238,614)	—	—	808,494
Nektar Therapeutics	266,379	—	—	—	30,401	—	—	296,780
Portola Pharmaceuticals Inc.	NA1	8,333	84,216	(78,477)	108,272	—	—	—
UCB SA	1,060,486	—	119,934	26,174	360,333	12,679	—	1,327,059
Vanguard Market Liquidity Fund	115,658	NA2	NA2	(6)	(18)	—	—	15,381
Total	6,001,179			5,180	466,230	25,010	—	6,121,414

1	Not applicable—at January 31, 2020, the issuer was not an affiliated company of the fund.
2	Not applicable—purchases and sales are for temporary cash investment purposes.

I.  Management has determined that no events or transactions occurred subsequent to July 31, 2020, that would require recognition or disclosure in these financial statements.

18

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Health Care Fund has renewed the fund’s investment advisory arrangement with Wellington Management Company LLP (Wellington Management). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. The portfolio manager is aided by a team of experienced Global Industry Analysts who cover health care industries. This health care team uses intensive fundamental analysis and deep knowledge of health care science and technology to identify companies with high-quality balance sheets, strong management, and the potential for new products that will lead to above-average growth in revenue and earnings. The advisor invests in stocks broadly representing the health care industry, seeking to maintain exposure across five primary subsectors: large-cap biotech/pharmaceuticals, mid-cap biotech/ pharmaceuticals, small-cap biotech/pharmaceuticals, health care services, and medical technology. Wellington Management has advised the fund since its inception in 1984.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

19

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below the peer-group average.

The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule for Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

20

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Specialized Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Health Care Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

21

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q522 092020

Semiannual Report  |  July 31, 2020
Vanguard Real Estate Index Funds
Vanguard Real Estate Index Fund
Vanguard Real Estate II Index Fund
See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended July 31, 2020
	Beginning Account Value 1/31/2020	Ending Account Value 7/31/2020	Expenses Paid During Period
Based on Actual Fund Return
Real Estate Index Fund
Investor Shares	$1,000.00	$881.10	$1.22
ETF Shares	1,000.00	881.30	0.56
AdmiralTM Shares	1,000.00	881.70	0.56
Institutional Shares	1,000.00	882.00	0.47
Real Estate II Index Fund	$1,000.00	$881.90	$0.37
Based on Hypothetical 5% Yearly Return
Real Estate Index Fund
Investor Shares	$1,000.00	$1,023.57	$1.31
ETF Shares	1,000.00	1,024.27	0.60
Admiral Shares	1,000.00	1,024.27	0.60
Institutional Shares	1,000.00	1,024.37	0.50
Real Estate II Index Fund	$1,000.00	$1,024.47	$0.40
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Real Estate Index Fund, 0.26% for Investor Shares, 0.12% for ETF Shares, 0.12% for Admiral Shares, and 0.10% for Institutional Shares; and for the Real Estate II Index Fund, 0.08%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

Real Estate Index Fund
Fund Allocation
As of July 31, 2020
Diversified Real Estate Activities	0.1%
Diversified REITs	3.5
Health Care REITs	8.3
Hotel & Resort REITs	2.2
Industrial REITs	11.9
Office REITs	7.9
Real Estate Development	0.2
Real Estate Operating Companies	0.2
Real Estate Services	2.4
Residential REITs	13.6
Retail REITs	8.0
Specialized REITs	41.7
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking their target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Real Estate Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Equity Real Estate Investment Trusts (REITs) (96.9%)
Diversified REITs (3.0%)
	WP Carey Inc.	7,692,257	548,996
	VEREIT Inc.	48,029,316	312,671
	STORE Capital Corp. Class A	10,340,574	244,968
	PS Business Parks Inc.	917,760	126,605
	Washington REIT	3,661,188	81,864
	Global Net Lease Inc.	3,987,966	66,400
	Essential Properties Realty Trust Inc.	4,097,660	65,972
	American Assets Trust Inc.	2,276,364	61,462
	Empire State Realty Trust Inc. Class A	6,824,509	45,042
	Colony Capital Inc.	21,680,727	41,627
	iStar Inc.	3,450,440	40,060
	Alexander & Baldwin Inc.	3,057,804	36,143
	Gladstone Commercial Corp.	1,514,348	27,561
	Armada Hoffler Properties Inc.	2,515,674	24,251
	One Liberty Properties Inc.	716,913	12,166
			1,735,788
Health Care REITs (7.3%)
	Welltower Inc.	18,305,435	980,439
	Ventas Inc.	16,622,129	637,625
	Healthpeak Properties Inc.	22,567,491	615,867
	Medical Properties Trust Inc.	23,225,064	467,521
[1]	Omega Healthcare Investors Inc.	10,119,707	327,676
	Healthcare Trust of America Inc. Class A	9,662,092	266,770
	Healthcare Realty Trust Inc.	6,006,244	175,983
	Physicians Realty Trust	8,785,492	158,490
	Sabra Health Care REIT Inc.	9,150,824	134,883
	Shares	Market Value• ($000)
National Health Investors Inc.	1,987,960	123,254
CareTrust REIT Inc.	4,255,423	76,683
LTC Properties Inc.	1,772,077	65,833
Community Healthcare Trust Inc.	917,292	41,948
Diversified Healthcare Trust	10,584,158	41,225
Universal Health Realty Income Trust	581,855	40,485
Global Medical REIT Inc.	1,837,049	21,842
New Senior Investment Group Inc.	3,699,740	12,579
		4,189,103
Hotel & Resort REITs (2.0%)
Host Hotels & Resorts Inc.	31,468,953	339,235
MGM Growth Properties LLC Class A	5,855,024	160,076
Park Hotels & Resorts Inc.	10,697,126	88,465
Apple Hospitality REIT Inc.	9,480,499	83,618
Sunstone Hotel Investors Inc.	10,034,761	75,060
Ryman Hospitality Properties Inc.	2,324,643	74,435
Pebblebrook Hotel Trust	5,837,313	61,876
RLJ Lodging Trust	7,514,099	60,188
Service Properties Trust	7,330,141	49,112
DiamondRock Hospitality Co.	8,935,251	41,281
Xenia Hotels & Resorts Inc.	5,018,963	39,951
Summit Hotel Properties Inc.	4,694,123	24,316
Chatham Lodging Trust	2,093,970	10,910
CorePoint Lodging Inc.	1,817,300	10,159
Hersha Hospitality Trust Class A	1,560,148	7,426

Real Estate Index Fund
		Shares	Market Value• ($000)
	Braemar Hotels & Resorts Inc.	1,337,057	3,262
[1]	Ashford Hospitality Trust Inc.	440,887	1,728
			1,131,098
Industrial REITs (10.4%)
	Prologis Inc.	32,947,206	3,473,295
	Duke Realty Corp.	16,423,740	660,070
	Americold Realty Trust	8,929,433	360,303
	First Industrial Realty Trust Inc.	5,664,243	248,774
	Rexford Industrial Realty Inc.	5,080,629	238,434
	EastGroup Properties Inc.	1,734,678	230,122
	STAG Industrial Inc.	6,630,097	216,141
	Terreno Realty Corp.	3,004,727	182,567
	Lexington Realty Trust	11,367,523	131,863
	Innovative Industrial Properties Inc.	949,459	98,962
	Industrial Logistics Properties Trust	2,904,592	61,316
	Monmouth Real Estate Investment Corp.	4,143,951	59,797
			5,961,644
Office REITs (6.9%)
	Alexandria Real Estate Equities Inc.	5,472,539	971,649
	Boston Properties Inc.	6,556,268	584,098
	Vornado Realty Trust	7,249,508	250,253
	Kilroy Realty Corp.	4,267,531	248,669
	Douglas Emmett Inc.	7,428,990	216,481
	Cousins Properties Inc.	6,543,683	201,022
	Highwoods Properties Inc.	4,627,576	177,421
	Equity Commonwealth	5,440,653	171,761
	Hudson Pacific Properties Inc.	6,897,446	162,573
	SL Green Realty Corp.	3,474,311	161,556
	JBG SMITH Properties	5,413,217	157,037
	Corporate Office Properties Trust	4,997,371	132,330
	Piedmont Office Realty Trust Inc. Class A	5,613,175	90,990
	Brandywine Realty Trust	7,866,929	85,199
	Easterly Government Properties Inc.	3,346,813	81,830
	Columbia Property Trust Inc.	5,134,696	61,411
	Mack-Cali Realty Corp.	4,036,370	58,205
	Paramount Group Inc.	8,109,413	57,820
	Office Properties Income Trust	2,151,473	54,110
	Franklin Street Properties Corp.	4,787,320	25,133
		Shares	Market Value• ($000)
[2]	City Office REIT Inc.	2,436,092	21,072
*,3	New York REIT Liquidating LLC	1,208	15
			3,970,635
Other (12.0%)[4]
[5,6]	Vanguard Real Estate II Index Fund	351,958,381	6,920,283
Residential REITs (11.9%)
	AvalonBay Communities Inc.	6,274,667	960,777
	Equity Residential	16,596,143	890,051
	Invitation Homes Inc.	24,176,726	720,950
	Essex Property Trust Inc.	2,950,339	651,258
	Sun Communities Inc.	4,160,693	623,813
	Mid-America Apartment Communities Inc.	5,095,557	607,339
	Equity LifeStyle Properties Inc.	7,718,055	527,298
	UDR Inc.	13,137,265	475,569
	Camden Property Trust	4,340,631	394,173
	American Homes 4 Rent Class A	12,042,566	349,234
	Apartment Investment & Management Co. Class A	6,649,425	258,131
	American Campus Communities Inc.	6,125,961	218,329
[1]	Independence Realty Trust Inc.	4,575,645	52,620
	Investors Real Estate Trust	540,018	39,043
	NexPoint Residential Trust Inc.	898,698	34,357
	UMH Properties Inc.	1,640,812	20,182
	Front Yard Residential Corp.	2,284,762	19,809
	Preferred Apartment Communities Inc. Class A	2,072,063	14,981
			6,857,914
Retail REITs (7.0%)
	Realty Income Corp.	14,877,579	893,399
	Simon Property Group Inc.	13,691,469	853,663
	Regency Centers Corp.	7,483,564	307,051
[1]	National Retail Properties Inc.	7,654,694	271,359
	Federal Realty Investment Trust	3,208,781	244,830
	Kimco Realty Corp.	19,281,422	214,988
	Spirit Realty Capital Inc.	4,570,521	157,500
	Brixmor Property Group Inc.	13,285,373	152,915
	Agree Realty Corp.	2,032,000	136,083
	Taubman Centers Inc.	2,729,904	105,702

Real Estate Index Fund
		Shares	Market Value• ($000)
	Weingarten Realty Investors	5,449,313	92,965
	Retail Properties of America Inc. Class A	9,537,029	60,656
	Urban Edge Properties	5,407,862	56,674
	Retail Opportunity Investments Corp.	5,188,161	56,395
	SITE Centers Corp.	6,911,627	50,662
	Getty Realty Corp.	1,569,413	46,502
	Acadia Realty Trust	3,656,758	44,027
[1]	Macerich Co.	5,031,302	38,389
	Kite Realty Group Trust	3,748,161	36,994
	American Finance Trust Inc. Class A	4,750,808	34,705
[1]	Tanger Factory Outlet Centers Inc.	4,145,795	26,657
	Alexander's Inc.	102,590	25,831
	RPT Realty	3,587,078	22,312
	Saul Centers Inc.	618,596	18,997
	Urstadt Biddle Properties Inc. Class A	1,337,328	13,119
	Whitestone REIT	1,676,330	11,064
*,1	Seritage Growth Properties Class A	1,165,056	10,847
	Retail Value Inc.	750,048	9,496
[1]	Washington Prime Group Inc.	8,382,785	6,152
[1]	Pennsylvania REIT	2,957,175	3,489
	Cedar Realty Trust Inc.	3,939,568	3,205
*,3	Spirit MTA REIT	2,071,263	1,590
	Urstadt Biddle Properties Inc.	16,033	136
			4,008,354
Specialized REITs (36.4%)
	American Tower Corp.	19,752,430	5,163,088
	Crown Castle International Corp.	18,542,034	3,090,957
	Equinix Inc.	3,810,203	2,992,838
[1]	Digital Realty Trust Inc.	11,080,576	1,778,876
	SBA Communications Corp. Class A	4,991,850	1,555,161
	Public Storage	6,814,617	1,362,106
	Weyerhaeuser Co.	33,236,059	924,295
	Extra Space Storage Inc.	5,531,814	571,658
	CyrusOne Inc.	5,127,620	427,746
	VICI Properties Inc.	17,886,485	388,316
[1]	Iron Mountain Inc.	12,829,154	361,654
	Gaming & Leisure Properties Inc.	9,285,270	336,220
	CubeSmart	8,644,199	256,473
	Lamar Advertising Co. Class A	3,838,165	252,282
	CoreSite Realty Corp.	1,680,607	216,882
	Life Storage Inc.	2,082,240	204,330
	QTS Realty Trust Inc. Class A	2,594,466	186,672
		Shares	Market Value• ($000)
	Rayonier Inc.	5,766,196	160,185
	PotlatchDeltic Corp.	3,002,788	128,549
	EPR Properties	3,502,805	100,285
	Outfront Media Inc.	6,426,330	92,603
	National Storage Affiliates Trust	2,660,550	81,998
	Uniti Group Inc.	8,185,457	81,036
	Four Corners Property Trust Inc.	3,121,177	78,654
	GEO Group Inc.	5,403,577	57,440
	CoreCivic Inc.	5,303,916	47,258
	Safehold Inc.	533,175	26,888
	CatchMark Timber Trust Inc. Class A	2,187,175	21,347
	Jernigan Capital Inc.	1,036,961	14,528
	CorEnergy Infrastructure Trust Inc.	612,228	5,363
			20,965,688
Total Equity Real Estate Investment Trusts (REITs) (Cost $53,549,775)			55,740,507
Real Estate Management & Development (2.6%)
Diversified Real Estate Activities (0.1%)
*	St. Joe Co.	1,458,382	30,057
	RMR Group Inc. Class A	679,675	19,548
*	Tejon Ranch Co.	988,012	14,178
*	Five Point Holdings LLC Class A	2,304,242	11,060
			74,843
Real Estate Development (0.2%)
*	Howard Hughes Corp.	1,840,817	97,913
*	Forestar Group Inc.	750,247	12,987
			110,900
Real Estate Operating Companies (0.2%)
	Kennedy-Wilson Holdings Inc.	5,708,119	84,708
Real Estate Services (2.1%)
*	CBRE Group Inc. Class A	14,923,990	653,820
	Jones Lang LaSalle Inc.	2,301,458	227,637
*	Redfin Corp.	3,243,793	134,877
*	Cushman & Wakefield plc	4,881,688	52,234
	Realogy Holdings Corp.	5,104,992	46,251
*	Marcus & Millichap Inc.	1,048,441	28,560
	Newmark Group Inc. Class A	6,726,252	27,376
	RE/MAX Holdings Inc. Class A	799,352	25,875
*,1	eXp World Holdings Inc.	1,154,814	22,946
*,1	Altisource Portfolio Solutions SA	241,388	3,242
			1,222,818
Total Real Estate Management & Development (Cost $2,034,350)			1,493,269

Real Estate Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[7,8] Vanguard Market Liquidity Fund, 0.194% (Cost $435,765)	4,358,859	435,886
Total Investments (100.3%) (Cost $56,019,890)		57,669,662
Other Assets and Liabilities—Net (-0.3%)		(169,296)
Net Assets (100%)		57,500,366
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $198,169,000.
2	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3	Security value determined using significant unobservable inputs.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
6	Represents a wholly owned subsidiary of the fund. See accompanying financial statements for Vanguard Real Estate II Index Fund's Schedule of Investments.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
8	Collateral of $216,429,000 was received for securities on loan.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Digital Realty Trust Inc.	2/2/21	GSI	91,404	(0.181)	10,373	—
Extra Space Storage Inc.	2/2/21	GSI	24,520	(0.181)	1,313	—
Hannon Armstrong Sustainable Infrastructure Capital Inc.	2/2/21	GSI	6,682	(0.181)	324	—

Real Estate Index Fund
Over-the-Counter Total Return Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Public Storage	2/2/21	GSI	38,560	(0.181)	1,413	—
Redfin Corp.	2/2/21	GSI	26,096	(0.181)	3,008	—
Seritage Growth Properties	2/2/21	GSI	4,261	(0.181)	—	(574)
VICI Properties Inc.	2/2/21	GSI	63,570	(0.181)	1,555	—
					17,986	(574)
1 Based on 1-month USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
GSI—Goldman Sachs International.
At July 31, 2020, counterparties had deposited in a segregated account securities with a value of $17,070,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Statement of Assets and Liabilities
As of July 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $48,710,630)	50,292,421
Affiliated Issuers (Cost $464,603)	456,958
Vanguard Real Estate II Index Fund (Cost $6,844,657)	6,920,283
Total Investments in Securities	57,669,662
Investment in Vanguard	2,185
Cash	28,790
Receivables for Investment Securities Sold	23,987
Receivables for Accrued Income	21,316
Receivables for Capital Shares Issued	17,924
Unrealized Appreciation—Over-the-Counter Swap Contracts	17,986
Total Assets	57,781,850
Liabilities
Payables for Investment Securities Purchased	29,848
Collateral for Securities on Loan	216,429
Payables for Capital Shares Redeemed	31,555
Payables to Vanguard	3,078
Unrealized Depreciation—Over-the-Counter Swap Contracts	574
Total Liabilities	281,484
Net Assets	57,500,366

Real Estate Index Fund
Statement of Assets and Liabilities (continued)
At July 31, 2020, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	56,918,260
Total Distributable Earnings (Loss)	582,106
Net Assets	57,500,366

Investor Shares—Net Assets
Applicable to 7,026,537 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	189,974
Net Asset Value Per Share—Investor Shares	$27.04

ETF Shares—Net Assets
Applicable to 358,425,632 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	29,166,021
Net Asset Value Per Share—ETF Shares	$81.37

Admiral Shares—Net Assets
Applicable to 166,680,355 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	19,222,325
Net Asset Value Per Share—Admiral Shares	$115.32

Institutional Shares—Net Assets
Applicable to 499,855,848 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,922,046
Net Asset Value Per Share—Institutional Shares	$17.85
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Statement of Operations

Six Months Ended July 31, 2020
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers	720,724
Dividends—Affiliated Issuers	5,368
Dividends—Vanguard Real Estate II Index Fund	104,882
Interest—Affiliated Issuers	549
Securities Lending—Net	4,353
Total Income	835,876
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,373
Management and Administrative—Investor Shares	224
Management and Administrative—ETF Shares	14,707
Management and Administrative—Admiral Shares	9,773
Management and Administrative—Institutional Shares	3,636
Marketing and Distribution—Investor Shares	13
Marketing and Distribution—ETF Shares	697
Marketing and Distribution—Admiral Shares	523
Marketing and Distribution—Institutional Shares	132
Custodian Fees	209
Shareholders’ Reports—Investor Shares	7
Shareholders’ Reports—ETF Shares	931
Shareholders’ Reports—Admiral Shares	233
Shareholders’ Reports—Institutional Shares	64
Trustees’ Fees and Expenses	20
Total Expenses	32,542
Expenses Paid Indirectly	(124)
Net Expenses	32,418
Net Investment Income	803,458
Realized Net Gain (Loss)
Capital Gain Distributions Received—Unaffiliated Issuers	93,272
Capital Gain Distributions Received—Affiliated Issuers	795
Capital Gain Distributions Received—Vanguard Real Estate II Index Fund	—
Investment Securities Sold—Unaffiliated Issuers[1]	513,276
Investment Securities Sold—Affiliated Issuers[1]	(36,067)
Investment Securities Sold—Vanguard Real Estate II Index Fund	—
Futures Contracts	(3,901)
Swap Contracts	(6,284)
Realized Net Gain (Loss)	561,091

Real Estate Index Fund
Statement of Operations (continued)
Six Months Ended July 31, 2020
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	(9,438,525)
Investment Securities—Affiliated Issuers	(172,756)
Investment Securities—Vanguard Real Estate II Index Fund	(1,032,220)
Swap Contracts	18,863
Change in Unrealized Appreciation (Depreciation)	(10,624,638)
Net Increase (Decrease) in Net Assets Resulting from Operations	(9,260,089)
1	Includes $1,333,090,000 of the net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2020	Year Ended January 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	803,458	1,726,391
Realized Net Gain (Loss)	561,091	2,458,391
Change in Unrealized Appreciation (Depreciation)	(10,624,638)	5,911,672
Net Increase (Decrease) in Net Assets Resulting from Operations	(9,260,089)	10,096,454
Distributions[1]
Investor Shares	(3,308)	(22,650)
ETF Shares	(530,941)	(921,879)
Admiral Shares	(339,878)	(554,006)
Institutional Shares	(151,945)	(244,373)
Return of Capital
Investor Shares	—	(7,475)
ETF Shares	—	(304,249)
Admiral Shares	—	(182,839)
Institutional Shares	—	(80,651)
Total Distributions	(1,026,072)	(2,318,122)
Capital Share Transactions
Investor Shares	(19,424)	(1,748,144)
ETF Shares	(2,811,487)	2,721,882
Admiral Shares	(820,154)	2,583,346
Institutional Shares	211,313	734,197
Net Increase (Decrease) from Capital Share Transactions	(3,439,752)	4,291,281
Total Increase (Decrease)	(13,725,913)	12,069,613
Net Assets
Beginning of Period	71,226,279	59,156,666
End of Period	57,500,366	71,226,279
1	Certain prior period numbers have been reclassed to conform with current period presentation.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2020	Year Ended January 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$31.21	$27.69	$26.40	$27.38	$25.59	$28.73
Investment Operations
Net Investment Income	.346[1]	.719[1]	.787[1]	.761[1]	.746	.711
Net Realized and Unrealized Gain (Loss) on Investments	(4.070)	3.801	1.639	(.614)	2.324	(2.851)
Total from Investment Operations	(3.724)	4.520	2.426	.147	3.070	(2.140)
Distributions
Dividends from Net Investment Income	(.446)	(.752)	(.851)	(.788)	(.752)	(.695)
Distributions from Realized Capital Gains	—	—	—	(.011)	(.187)	—
Return of Capital	—	(.248)	(.285)	(.328)	(.341)	(.305)
Total Distributions	(.446)	(1.000)	(1.136)	(1.127)	(1.280)	(1.000)
Net Asset Value, End of Period	$27.04	$31.21	$27.69	$26.40	$27.38	$25.59
Total Return[2]	-11.89%	16.59%	9.53%	0.45%	12.07%	-7.44%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$190	$243	$1,871	$2,143	$2,603	$2,621
Ratio of Total Expenses to Average Net Assets	0.26%	0.26%	0.25%	0.26%	0.26%	0.26%
Ratio of Net Investment Income to Average Net Assets	2.63%	2.48%	3.02%	2.87%	2.60%	2.66%
Portfolio Turnover Rate[3]	3%	6%	24%	6%	7%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2020	Year Ended January 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$93.93	$83.36	$79.47	$82.43	$77.05	$86.49
Investment Operations
Net Investment Income	1.112[1]	2.335[1]	2.487[1]	2.499[1]	2.334	2.217
Net Realized and Unrealized Gain (Loss) on Investments	(12.265)	11.379	4.934	(1.945)	7.022	(8.533)
Total from Investment Operations	(11.153)	13.714	7.421	.554	9.356	(6.316)
Distributions
Dividends from Net Investment Income	(1.407)	(2.364)	(2.646)	(2.458)	(2.353)	(2.170)
Distributions from Realized Capital Gains	—	—	—	(.034)	(.563)	—
Return of Capital	—	(.780)	(.885)	(1.022)	(1.060)	(.954)
Total Distributions	(1.407)	(3.144)	(3.531)	(3.514)	(3.976)	(3.124)
Net Asset Value, End of Period	$81.37	$93.93	$83.36	$79.47	$82.43	$77.05
Total Return	-11.87%	16.70%	9.70%	0.59%	12.25%	-7.31%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$29,166	$37,682	$30,857	$32,377	$33,527	$27,007
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.80%	2.60%	3.15%	3.01%	2.74%	2.80%
Portfolio Turnover Rate[2]	3%	6%	24%	6%	7%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2020	Year Ended January 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$133.12	$118.14	$112.63	$116.83	$109.19	$122.58
Investment Operations
Net Investment Income	1.555[1]	3.315[1]	3.507[1]	3.538[1]	3.306	3.142
Net Realized and Unrealized Gain (Loss) on Investments	(17.362)	16.121	7.008	(2.761)	9.966	(12.105)
Total from Investment Operations	(15.807)	19.436	10.515	.777	13.272	(8.963)
Distributions
Dividends from Net Investment Income	(1.993)	(3.350)	(3.751)	(3.483)	(3.333)	(3.076)
Distributions from Realized Capital Gains	—	—	—	(.048)	(.798)	—
Return of Capital	—	(1.106)	(1.254)	(1.447)	(1.501)	(1.351)
Total Distributions	(1.993)	(4.456)	(5.005)	(4.978)	(5.632)	(4.427)
Net Asset Value, End of Period	$115.32	$133.12	$118.14	$112.63	$116.83	$109.19
Total Return[2]	-11.83%	16.73%	9.69%	0.58%	12.23%	-7.30%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$19,222	$23,274	$18,223	$17,757	$18,337	$15,029
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.11%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.77%	2.60%	3.16%	3.01%	2.74%	2.80%
Portfolio Turnover Rate[3]	3%	6%	24%	6%	7%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2020	Year Ended January 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$20.60	$18.28	$17.43	$18.08	$16.90	$18.97
Investment Operations
Net Investment Income	.242[1]	.518[1]	.543[1]	.568[1]	.515	.489
Net Realized and Unrealized Gain (Loss) on Investments	(2.682)	2.496	1.085	(.444)	1.540	(1.870)
Total from Investment Operations	(2.440)	3.014	1.628	.124	2.055	(1.381)
Distributions
Dividends from Net Investment Income	(.310)	(.522)	(.583)	(.542)	(.519)	(.479)
Distributions from Realized Capital Gains	—	—	—	(.007)	(.123)	—
Return of Capital	—	(.172)	(.195)	(.225)	(.233)	(.210)
Total Distributions	(.310)	(.694)	(.778)	(.774)	(.875)	(.689)
Net Asset Value, End of Period	$17.85	$20.60	$18.28	$17.43	$18.08	$16.90
Total Return	-11.80%	16.77%	9.70%	0.60%	12.23%	-7.27%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,922	$10,027	$8,206	$8,176	$7,799	$6,785
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.09%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.79%	2.63%	3.18%	3.03%	2.76%	2.82%
Portfolio Turnover Rate[2]	3%	6%	24%	6%	7%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Notes to Financial Statements
Vanguard Real Estate Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
As a part of its principal investment strategy, the fund attempts to replicate its benchmark index by investing all, or substantially all, of its assets --either directly or indirectly through a wholly owned subsidiary --in the stocks that make up the index. Vanguard Real Estate II Index Fund is the wholly owned subsidiary in which the fund has invested a portion of its assets. For additional financial information about the Real Estate II Index Fund, refer to the accompanying financial statements.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in affiliated Vanguard funds are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the

Real Estate Index Fund
Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended July 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at July 31, 2020.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
During the six months ended July 31, 2020, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

Real Estate Index Fund
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (January 31, 2017–2020), and for the period ended July 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. The portion of distributions that exceed a fund's current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

Real Estate Index Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Distributions received from investment securities are recorded on the ex-dividend date. Each investment security reports annually the tax character of its distributions. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain, and return of capital reported by the investment securities, and management’s estimates of such amounts for investment security distributions for which actual information has not been reported. Income, capital gain, and return of capital distributions received from affiliated Vanguard funds are recorded on ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2020, the fund had contributed to Vanguard capital in the amount of $2,185,000, representing less than 0.01% of the fund’s net assets and 0.87% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended July 31, 2020, custodian fee offset arrangements reduced the fund’s expenses by $124,000 (an annual rate of less than 0.01% of average net assets).

Real Estate Index Fund
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	57,232,171	—	1,605	57,233,776
Temporary Cash Investments	435,886	—	—	435,886
Total	57,668,057	—	1,605	57,669,662

Derivative Financial Instruments
Assets
Swap Contracts	—	17,986	—	17,986
Liabilities
Swap Contracts	—	574	—	574
E.	As of July 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	56,110,995
Gross Unrealized Appreciation	11,388,681
Gross Unrealized Depreciation	(9,812,602)
Net Unrealized Appreciation (Depreciation)	1,576,079
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2020, the fund had available capital losses totaling $1,509,620,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

Real Estate Index Fund
F.	During the six months ended July 31, 2020, the fund purchased $5,773,862,000 of investment securities and sold $9,314,536,000 of investment securities, other than temporary cash investments. Purchases and sales include $3,767,593,000 and $6,607,729,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2020		Year Ended January 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	9,259	341	395,906	13,631
Issued in Lieu of Cash Distributions	3,308	125	28,280	981
Redeemed[1]	(31,991)	(1,233)	(2,172,330)	(74,391)
Net Increase (Decrease)—Investor Shares	(19,424)	(767)	(1,748,144)	(59,779)
ETF Shares
Issued	4,140,510	47,351	10,501,566	118,494
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(6,951,997)	(90,100)	(7,779,684)	(87,500)
Net Increase (Decrease)—ETF Shares	(2,811,487)	(42,749)	2,721,882	30,994
Admiral Shares
Issued[1]	1,753,770	15,842	5,327,904	42,120
Issued in Lieu of Cash Distributions	298,052	2,644	647,759	5,156
Redeemed	(2,871,976)	(26,638)	(3,392,317)	(26,697)
Net Increase (Decrease)—Admiral Shares	(820,154)	(8,152)	2,583,346	20,579
Institutional Shares
Issued	940,012	55,794	2,004,257	102,367
Issued in Lieu of Cash Distributions	143,493	8,234	306,680	15,790
Redeemed	(872,192)	(50,829)	(1,576,740)	(80,293)
Net Increase (Decrease)—Institutional Shares	211,313	13,199	734,197	37,864
1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 57,968,000 and 13,589,000 shares, respectively, in the amount of $1,688,895,000 from the conversion during the year ended January 31, 2020.

Real Estate Index Fund
H.	Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Jan. 31, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jul. 31, 2020 Market Value ($000)
City Office REIT Inc.	NA2	2,129	5,161	(719)	(11,142)	—	—	21,072
Host Hotels & Resorts Inc.	586,395	38,120	88,109	(34,634)	(162,537)	5,368	795	NA3
Vanguard Market Liquidity Fund	561,293	NA4	NA4	156	53	549	—	435,886
Vanguard Real Estate II Index Fund	7,847,621	104,882	—	—	(1,032,220)	104,882	—	6,920,283
Winthrop Realty Trust	—	—	—	(870)	870	—	—	—
Total	8,995,309	145,131	93,270	(36,067)	(1,204,976)	110,799	795	7,377,241
1	Does not include adjustments related to return of capital.
2	Not applicable—at January 31, 2020, the issuer was not an affiliated company of the fund.
3	Not applicable—at July 31, 2020, the security was still held, but the issuer was no longer an affiliated company of the fund.
4	Not applicable—purchases and sales are for temporary cash investment purposes.
I.	Management has determined that no events or transactions occurred subsequent to July 31, 2020, that would require recognition or disclosure in these financial statements.

Real Estate II Index Fund
Fund Allocation
As of July 31, 2020
Diversified Real Estate Activities	0.2%
Diversified REITs	3.4
Health Care REITs	8.3
Hotel & Resort REITs	2.2
Industrial REITs	11.8
Office REITs	7.9
Real Estate Development	0.2
Real Estate Operating Companies	0.2
Real Estate Services	2.5
Residential REITs	13.6
Retail REITs	7.9
Specialized REITs	41.8
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking their target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Real Estate II Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Equity Real Estate Investment Trusts (REITs) (96.8%)
Diversified REITs (3.4%)
WP Carey Inc.	1,050,978	75,008
VEREIT Inc.	6,572,017	42,784
STORE Capital Corp. Class A	1,414,562	33,511
PS Business Parks Inc.	125,540	17,318
Washington REIT	500,690	11,195
Global Net Lease Inc.	549,252	9,145
Essential Properties Realty Trust Inc.	560,930	9,031
American Assets Trust Inc.	311,237	8,403
Empire State Realty Trust Inc. Class A	930,204	6,139
Colony Capital Inc.	2,972,224	5,707
iStar Inc.	471,495	5,474
Alexander & Baldwin Inc.	418,217	4,943
Gladstone Commercial Corp.	206,791	3,764
Armada Hoffler Properties Inc.	343,968	3,316
One Liberty Properties Inc.	97,551	1,656
		237,394
Health Care REITs (8.3%)
Welltower Inc.	2,503,475	134,086
Ventas Inc.	2,274,778	87,261
Healthpeak Properties Inc.	3,083,369	84,145
Medical Properties Trust Inc.	3,178,081	63,975
Omega Healthcare Investors Inc.	1,382,611	44,769
Healthcare Trust of America Inc. Class A	1,321,945	36,499
Healthcare Realty Trust Inc.	821,789	24,078
Physicians Realty Trust	1,202,118	21,686
Sabra Health Care REIT Inc.	1,253,719	18,480
National Health Investors Inc.	272,186	16,876
CareTrust REIT Inc.	582,363	10,494
LTC Properties Inc.	243,422	9,043
Community Healthcare Trust Inc.	125,545	5,741
Diversified Healthcare Trust	1,451,109	5,652
Universal Health Realty Income Trust	79,765	5,550
	Shares	Market Value• ($000)
Global Medical REIT Inc.	251,236	2,987
New Senior Investment Group Inc.	506,273	1,721
		573,043
Hotel & Resort REITs (2.2%)
Host Hotels & Resorts Inc.	4,306,137	46,420
MGM Growth Properties LLC Class A	801,118	21,903
Park Hotels & Resorts Inc.	1,463,235	12,101
Apple Hospitality REIT Inc.	1,296,569	11,436
Sunstone Hotel Investors Inc.	1,372,342	10,265
Ryman Hospitality Properties Inc.	318,106	10,186
Pebblebrook Hotel Trust	798,684	8,466
RLJ Lodging Trust	1,026,525	8,222
Service Properties Trust	1,003,099	6,721
DiamondRock Hospitality Co.	1,221,796	5,645
Xenia Hotels & Resorts Inc.	687,912	5,476
Summit Hotel Properties Inc.	639,777	3,314
Chatham Lodging Trust	284,854	1,484
CorePoint Lodging Inc.	247,002	1,381
Hersha Hospitality Trust Class A	213,976	1,018
Braemar Hotels & Resorts Inc.	181,226	442
Ashford Hospitality Trust Inc.	58,737	230
		154,710
Industrial REITs (11.8%)
Prologis Inc.	4,507,306	475,160
Duke Realty Corp.	2,247,418	90,324
Americold Realty Trust	1,221,975	49,307
First Industrial Realty Trust Inc.	775,039	34,040
Rexford Industrial Realty Inc.	695,200	32,626
EastGroup Properties Inc.	237,362	31,488
STAG Industrial Inc.	907,001	29,568
Terreno Realty Corp.	411,064	24,976
Lexington Realty Trust	1,556,269	18,053
Innovative Industrial Properties Inc.	129,984	13,548

Real Estate II Index Fund
	Shares	Market Value• ($000)
Industrial Logistics Properties Trust	397,347	8,388
Monmouth Real Estate Investment Corp.	566,831	8,179
		815,657
Office REITs (7.9%)
Alexandria Real Estate Equities Inc.	748,639	132,921
Boston Properties Inc.	897,073	79,920
Vornado Realty Trust	990,181	34,181
Kilroy Realty Corp.	582,931	33,967
Douglas Emmett Inc.	1,016,011	29,607
Cousins Properties Inc.	895,004	27,495
Highwoods Properties Inc.	633,244	24,279
Equity Commonwealth	744,458	23,503
Hudson Pacific Properties Inc.	943,573	22,240
SL Green Realty Corp.	476,966	22,179
JBG SMITH Properties	740,499	21,482
Corporate Office Properties Trust	683,798	18,107
Piedmont Office Realty Trust Inc. Class A	767,384	12,439
Brandywine Realty Trust	1,076,008	11,653
Easterly Government Properties Inc.	457,948	11,197
Columbia Property Trust Inc.	705,599	8,439
Paramount Group Inc.	1,131,765	8,069
Mack-Cali Realty Corp.	552,463	7,966
Office Properties Income Trust	293,881	7,391
Franklin Street Properties Corp.	654,490	3,436
City Office REIT Inc.	331,875	2,871
		543,342
Residential REITs (13.6%)
AvalonBay Communities Inc.	858,043	131,384
Equity Residential	2,269,506	121,714
Invitation Homes Inc.	3,306,112	98,588
Essex Property Trust Inc.	403,707	89,114
Sun Communities Inc.	569,361	85,364
Mid-America Apartment Communities Inc.	697,283	83,109
Equity LifeStyle Properties Inc.	1,055,650	72,122
UDR Inc.	1,797,384	65,065
Camden Property Trust	593,892	53,931
American Homes 4 Rent Class A	1,647,766	47,785
Apartment Investment & Management Co. Class A	908,487	35,268
American Campus Communities Inc.	837,875	29,862
Independence Realty Trust Inc.	625,259	7,191
Investors Real Estate Trust	73,918	5,344
		Shares	Market Value• ($000)
	NexPoint Residential Trust Inc.	123,298	4,714
	UMH Properties Inc.	223,488	2,749
	Front Yard Residential Corp.	312,960	2,713
	Preferred Apartment Communities Inc. Class A	281,779	2,037
			938,054
Retail REITs (7.9%)
	Realty Income Corp.	2,035,939	122,258
	Simon Property Group Inc.	1,872,114	116,726
	Regency Centers Corp.	1,022,223	41,942
	National Retail Properties Inc.	1,047,063	37,118
	Federal Realty Investment Trust	438,495	33,457
	Kimco Realty Corp.	2,638,517	29,419
	Spirit Realty Capital Inc.	627,897	21,637
	Brixmor Property Group Inc.	1,818,702	20,933
	Agree Realty Corp.	278,027	18,620
	Taubman Centers Inc.	374,322	14,494
	Weingarten Realty Investors	751,181	12,815
	Retail Properties of America Inc. Class A	1,304,492	8,297
	Urban Edge Properties	739,955	7,755
	Retail Opportunity Investments Corp.	710,066	7,718
	SITE Centers Corp.	945,177	6,928
	Getty Realty Corp.	214,562	6,358
	Acadia Realty Trust	499,477	6,014
[1]	Macerich Co.	688,625	5,254
	Kite Realty Group Trust	510,994	5,044
	American Finance Trust Inc. Class A	649,790	4,747
[1]	Tanger Factory Outlet Centers Inc.	565,993	3,639
	Alexander's Inc.	14,026	3,532
	RPT Realty	488,285	3,037
	Saul Centers Inc.	84,268	2,588
*,1	Seritage Growth Properties Class A	212,887	1,982
	Urstadt Biddle Properties Inc. Class A	181,825	1,784
	Whitestone REIT	229,556	1,515
	Retail Value Inc.	102,173	1,294
[1]	Washington Prime Group Inc.	1,141,086	837
[1]	Pennsylvania REIT	400,198	472
	Cedar Realty Trust Inc.	539,698	439
*,2	Spirit MTA REIT	257,871	198
			548,851
Specialized REITs (41.7%)
	American Tower Corp.	2,702,364	706,371
	Crown Castle International Corp.	2,536,758	422,878
	Equinix Inc.	521,330	409,494
	Digital Realty Trust Inc.	1,527,697	245,256
	SBA Communications Corp. Class A	682,916	212,756

Real Estate II Index Fund
		Shares	Market Value• ($000)
	Public Storage	959,612	191,807
	Weyerhaeuser Co.	4,548,446	126,492
	Extra Space Storage Inc.	790,786	81,720
	VICI Properties Inc.	2,858,167	62,051
	CyrusOne Inc.	701,732	58,538
	Iron Mountain Inc.	1,752,780	49,411
	Gaming & Leisure Properties Inc.	1,270,672	46,011
	CubeSmart	1,180,994	35,040
	Lamar Advertising Co. Class A	525,221	34,523
	CoreSite Realty Corp.	230,017	29,684
	Life Storage Inc.	284,804	27,948
	QTS Realty Trust Inc. Class A	354,339	25,495
	Rayonier Inc.	789,570	21,934
	PotlatchDeltic Corp.	411,368	17,611
	EPR Properties	481,676	13,790
	Outfront Media Inc.	879,311	12,671
	National Storage Affiliates Trust	364,101	11,222
	Uniti Group Inc.	1,123,083	11,118
	Four Corners Property Trust Inc.	428,377	10,795
	GEO Group Inc.	739,263	7,858
	CoreCivic Inc.	726,217	6,471
	Safehold Inc.	72,768	3,670
	CatchMark Timber Trust Inc. Class A	297,846	2,907
	Jernigan Capital Inc.	140,895	1,974
	CorEnergy Infrastructure Trust Inc.	82,547	723
			2,888,219
Total Equity Real Estate Investment Trusts (REITs) (Cost $6,488,927)			6,699,270
Real Estate Management & Development (3.0%)
Diversified Real Estate Activities (0.1%)
*	St. Joe Co.	199,174	4,105
	RMR Group Inc. Class A	93,043	2,676
*	Tejon Ranch Co.	134,655	1,932
*	Five Point Holdings LLC Class A	312,198	1,499
			10,212
Real Estate Development (0.2%)
*	Howard Hughes Corp.	252,445	13,428
*	Forestar Group Inc.	101,966	1,765
			15,193
		Shares	Market Value• ($000)
Real Estate Operating Companies (0.2%)
	Kennedy-Wilson Holdings Inc.	780,953	11,589
Real Estate Services (2.5%)
*	CBRE Group Inc. Class A	2,042,486	89,481
	Jones Lang LaSalle Inc.	314,369	31,094
*	Redfin Corp.	539,872	22,448
*	Cushman & Wakefield plc	668,415	7,152
	Realogy Holdings Corp.	698,519	6,328
*	Marcus & Millichap Inc.	143,086	3,898
	Newmark Group Inc. Class A	918,430	3,738
	RE/MAX Holdings Inc. Class A	109,183	3,534
*	eXp World Holdings Inc.	157,960	3,139
*	Altisource Portfolio Solutions SA	32,956	443
			171,255
Total Real Estate Management & Development (Cost $273,401)			208,249
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[3,4]	Vanguard Market Liquidity Fund, 0.194% (Cost $24,920)	249,251	24,925
Total Investments (100.2%) (Cost $6,787,248)			6,932,444
Other Assets and Liabilities—Net (-0.2%)			(12,161)
Net Assets (100%)			6,920,283
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $10,488,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $12,400,000 was received for securities on loan.

REIT—Real Estate Investment Trust.

Real Estate II Index Fund

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Digital Realty Trust Inc.	2/2/21	GSI	10,813	(0.181)	1,227	—
1 Based on 1-month USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
GSI—Goldman Sachs International.
At July 31, 2020, counterparties had deposited in a segregated account securities with a value of $1,030,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate II Index Fund
Statement of Assets and Liabilities
As of July 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $6,762,328)	6,907,519
Affiliated Issuers (Cost $24,920)	24,925
Total Investments in Securities	6,932,444
Investment in Vanguard	297
Receivables for Investment Securities Sold	1,051
Receivables for Accrued Income	2,905
Unrealized Appreciation—Over-the-Counter Swap Contracts	1,227
Total Assets	6,937,924
Liabilities
Due to Custodian	1,007
Payables for Investment Securities Purchased	3,970
Collateral for Securities on Loan	12,400
Payables to Vanguard	264
Total Liabilities	17,641
Net Assets	6,920,283
At July 31, 2020, net assets consisted of:

Paid-in Capital	6,843,863
Total Distributable Earnings (Loss)	76,420
Net Assets	6,920,283

Net Assets
Applicable to 351,958,381 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,920,283
Net Asset Value Per Share	$19.66
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate II Index Fund
Statement of Operations

Six Months Ended July 31, 2020
($000)
Investment Income
Income
Dividends	94,610
Interest[1]	51
Securities Lending—Net	530
Total Income	95,191
Expenses
The Vanguard Group—Note B
Investment Advisory Services	503
Management and Administrative	2,117
Marketing and Distribution	20
Custodian Fees	24
Shareholders’ Reports	—
Trustees’ Fees and Expenses	2
Total Expenses	2,666
Net Investment Income	92,525
Realized Net Gain (Loss)
Capital Gain Distributions Received	12,094
Investment Securities Sold[1]	(27,251)
Futures Contracts	(521)
Swap Contracts	(1,341)
Realized Net Gain (Loss)	(17,019)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(1,004,132)
Swap Contracts	1,288
Change in Unrealized Appreciation (Depreciation)	(1,002,844)
Net Increase (Decrease) in Net Assets Resulting from Operations	(927,338)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $51,000, $38,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate II Index Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2020	Year Ended January 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	92,525	193,741
Realized Net Gain (Loss)	(17,019)	31,455
Change in Unrealized Appreciation (Depreciation)	(1,002,844)	902,961
Net Increase (Decrease) in Net Assets Resulting from Operations	(927,338)	1,128,157
Distributions[1]
Net Investment Income	(104,882)	(199,690)
Return of Capital	—	(65,435)
Total Distributions	(104,882)	(265,125)
Capital Share Transactions
Issued	—	—
Issued in Lieu of Cash Distributions	104,882	265,125
Redeemed	—	—
Net Increase (Decrease) from Capital Share Transactions	104,882	265,125
Total Increase (Decrease)	(927,338)	1,128,157
Net Assets
Beginning of Period	7,847,621	6,719,464
End of Period	6,920,283	7,847,621
1	Certain prior period numbers have been reclassed to conform with current period presentation.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate II Index Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2020	Year Ended January 31,		September 26, 2017[1] to January 31, 2018
		2020	2019
Net Asset Value, Beginning of Period	$22.64	$20.10	$19.17	$20.00
Investment Operations
Net Investment Income[2]	.265	.571	.611	.268
Net Realized and Unrealized Gain (Loss) on Investments	(2.943)	2.752	1.176	(.834)
Total from Investment Operations	(2.678)	3.323	1.787	(.566)
Distributions
Dividends from Net Investment Income	(.302)	(.590)	(.626)	(.225)
Distributions from Realized Capital Gains	—	—	—	(.030)
Return of Capital	—	(.193)	(.231)	(.009)
Total Distributions	(.302)	(.783)	(.857)	(.264)
Net Asset Value, End of Period	$19.66	$22.64	$20.10	$19.17
Total Return	-11.81%	16.78%	9.68%	-2.89%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,920	$7,848	$6,719	$6,126
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%[3]
Ratio of Net Investment Income to Average Net Assets	2.78%	2.63%	3.22%	3.84%[3]
Portfolio Turnover Rate	4%	3%	23%	1%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate II Index Fund
Notes to Financial Statements
Vanguard Real Estate II Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund is a wholly owned subsidiary of Vanguard Real Estate Index Fund (“Real Estate Index Fund”), and at July 31, 2020, the Real Estate Index Fund was the record and beneficial owner of 100% of the fund’s net assets. As part of the Real Estate Index Fund’s principal investment strategy, it attempts to replicate the benchmark index by investing all, or substantially all, of its assets—either directly or indirectly through the fund—in the stocks that make up the index.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended July 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the

Real Estate II Index Fund
average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at July 31, 2020.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
During the six months ended July 31, 2020, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (January 31, 2018–2020), and for the period ended July 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Real Estate II Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. The portion of distributions that exceed a fund's current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the

Real Estate II Index Fund
conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Distributions received from investment securities are recorded on the ex-dividend date. Each investment security reports annually the tax character of its distributions. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain, and return of capital reported by the investment securities, and management’s estimates of such amounts for investment security distributions for which actual information has not been reported. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2020, the fund had contributed to Vanguard capital in the amount of $297,000, representing less than 0.01% of the fund’s net assets and 0.12% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	6,907,321	—	198	6,907,519
Temporary Cash Investments	24,925	—	—	24,925
Total	6,932,246	—	198	6,932,444

Real Estate II Index Fund
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Derivative Financial Instruments
Assets
Swap Contracts	—	1,227	—	1,227
D.	As of July 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,816,419
Gross Unrealized Appreciation	1,467,225
Gross Unrealized Depreciation	(1,349,973)
Net Unrealized Appreciation (Depreciation)	117,252
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2020, the fund had available capital losses totaling $52,716,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended July 31, 2020, the fund purchased $265,734,000 of investment securities and sold $129,048,000 of investment securities, other than temporary cash investments.
F.	Capital shares issued and redeemed were:

	Six Months Ended July 31, 2020	Year Ended January 31, 2020
	Shares (000)	Shares (000)
Issued	—	—
Issued in Lieu of Cash Distributions	5,384	12,285
Redeemed	—	—
Net Increase (Decrease) in Shares Outstanding	5,384	12,285
G.	Management has determined that no events or transactions occurred subsequent to July 31, 2020, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Real Estate Index Fund and the board of trustees of Vanguard Real Estate II Index Fund have renewed their respective fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. Each board determined that continuing the respective fund’s internalized management structure was in the best interests of the fund and its shareholders.
Each board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, each board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees of each board were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether either board approved its respective fund’s arrangement. Rather, it was the totality of the circumstances that drove each board’s decision.
Nature, extent, and quality of services
The board of the Real Estate Index Fund reviewed the quality of that fund’s investment management services over both the short and long term, while the board of the Real Estate II Index Fund reviewed the quality of that fund’s investment management services since its inception in 2017, and took into account the organizational depth and stability of the advisor. Each board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
Each board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement with its respective fund.
Investment performance
The board of the Real Estate Index Fund considered the short- and long-term performance of that fund, including any periods of outperformance or underperformance compared with its target index and peer group, while the board of the Real Estate II Index Fund considered the performance of that fund compared with its target index and peer group since its inception in 2017. Each board concluded that the performance of its respective fund was such that its advisory arrangement should continue.

Cost
Each board concluded that the respective fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the respective fund’s advisory expenses were also well below the peer-group average.
Neither board conducts a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
Each board concluded that its respective fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
Each board will consider whether to renew its respective advisory arrangement again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Real Estate Index Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard Real Estate Index Fund and Vanguard Real Estate II Index Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program's operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2020 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.
Q1232 092020

Semiannual Report | July 31, 2020 Vanguard Dividend Growth Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Liquidity Risk Management	14

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended July 31, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Dividend Growth Fund	1/31/2020	7/31/2020	Period
Based on Actual Fund Return	$1,000.00	$975.21	$1.28
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.57	1.31

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.26%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

2

Dividend Growth Fund

Fund Allocation

As of July 31, 2020

Communication Services	1.1%
Consumer Discretionary	12.3
Consumer Staples	17.0
Financials	9.7
Health Care	19.4
Industrials	21.3
Information Technology	9.9
Materials	5.5
Real Estate	3.8

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

3

Dividend Growth Fund

Financial Statements (unaudited)

Schedule of Investments

As of July 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Common Stocks (98.6%)
Communication Services (1.0%)
Comcast Corp. Class A	10,237,535	438,166

Consumer Discretionary (12.1%)
McDonald’s Corp.	8,409,160	1,633,732
NIKE Inc. Class B	12,887,044	1,257,904
TJX Cos. Inc.	22,438,076	1,166,556
Home Depot Inc.	3,736,021	991,876
		5,050,068
Consumer Staples (16.7%)
Coca-Cola Co.	30,956,636	1,462,391
Procter & Gamble Co.	10,840,186	1,421,365
Colgate-Palmolive Co.	17,407,819	1,343,884
PepsiCo Inc.	7,874,212	1,083,964
Diageo plc	28,952,341	1,059,388
Costco Wholesale Corp.	1,854,098	603,565
		6,974,557

Financials (9.6%)
Marsh & McLennan Cos. Inc.	10,196,934	1,188,962
American Express Co.	11,960,841	1,116,186
Chubb Ltd.	7,834,067	996,807
PNC Financial Services Group Inc.	6,614,486	705,567
		4,007,522

Health Care (19.1%)
UnitedHealth Group Inc.	5,384,814	1,630,414
Johnson & Johnson	9,209,508	1,342,378
Medtronic plc	12,816,741	1,236,559
Merck & Co. Inc.	14,249,422	1,143,374
Danaher Corp.	5,414,799	1,103,536
Baxter International Inc.	9,409,749	812,814
Amgen Inc.	2,891,229	707,397
		7,976,472

Industrials (21.0%)
Union Pacific Corp.	7,160,302	1,241,238
Canadian National Railway Co.	11,149,376	1,089,092
United Parcel Service Inc. Class B	7,546,263	1,077,305
Northrop Grumman Corp.	3,100,702	1,007,759
General Dynamics Corp.	6,364,743	933,962
Lockheed Martin Corp.	2,309,885	875,377
Honeywell International Inc.	5,692,772	850,329
Deere & Co.	4,185,802	737,999
3M Co.	3,990,154	600,399
Raytheon Technologies Corp.	5,967,504	338,238
		8,751,698
Information Technology (9.8%)
Microsoft Corp.	7,155,777	1,467,006
Accenture plc Class A	4,419,338	993,379
Visa Inc. Class A	5,169,243	984,224
Automatic Data Processing Inc.	4,737,151	629,614
		4,074,223
Materials (5.5%)
Linde plc	5,110,711	1,252,686
Ecolab Inc.	5,450,660	1,019,710
		2,272,396
Real Estate (3.8%)
American Tower Corp.	3,009,145	786,561
Public Storage	3,906,816	780,894
		1,567,455
Total Common Stocks (Cost $26,320,908)		41,112,557
Temporary Cash Investments (1.4%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 0.194%	262	26

4

Dividend Growth Fund

	Face	Market
	Amount	Value•
	($000)	($000)
Repurchase Agreements (0.9%)
Credit Agricole Securities (USA) Inc. 0.070%, 8/3/20 (Dated 7/31/20, Repurchase Value $15,200,000, collateralized by U.S. Treasury Note/Bond, 1.125%, 1/15/21, with a value of $15,504,000)	15,200	15,200
Natixis SA 0.070%, 8/3/20 (Dated 7/31/20, Repurchase Value $227,001,000, collateralized by Federal National Mortgage Assn. 0.000%, 5/15/30, and U.S. Treasury Note/Bond, 0.000%–2.875%, 5/20/21– 7/15/29, with a value of $231,540,000)	227,000	227,000
RBS Securities, Inc. 0.070%, 8/3/20 (Dated 7/31/20, Repurchase Value $83,700,000, collateralized by U.S. Treasury Note/ Bond, 2.375%–6.250%, 8/15/23–8/15/24, with a value of $85,374,000)	83,700	83,700
Societe Generale 0.070%, 8/3/20 (Dated 7/31/20, Repurchase Value $43,100,000, collateralized by Federal Home Loan Mortgage Corp. 3.884%– 5.550%, 6/1/29–1/1/35, and Federal National Mortgage Assn. 2.134%–4.500%, 11/1/26–2/1/57, with a value of $43,962,000)	43,100	43,100
		369,000

U.S. Government and Agency Obligations (0.5%)
United States Cash Management Bill, 0.173%, 11/10/20	74,810	74,789
United States Treasury Bill, 0.177%, 8/6/20	58,275	58,274
United States Treasury Bill, 0.145%, 11/12/20	72,890	72,870
		205,933
Total Temporary Cash Investments (Cost $574,933)		574,959
Total Investments (100.0%) (Cost $26,895,841)		41,687,516
Other Assets and Liabilities— Net (0.0%)		(11,885)
Net Assets (100%)		41,675,631

Cost is in $000.

•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

5

Dividend Growth Fund

Statement of Assets and Liabilities

As of July 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $26,895,815)	41,687,490
Affiliated Issuers (Cost $26)	26
Total Investments in Securities	41,687,516
Investment in Vanguard	1,790
Cash	714
Receivables for Accrued Income	50,379
Receivables for Capital Shares Issued	21,511
Total Assets	41,761,910
Liabilities
Payables for Investment Securities Purchased	45,126
Payables to Investment Advisor	10,606
Payables for Capital Shares Redeemed	27,680
Payables to Vanguard	2,867
Total Liabilities	86,279
Net Assets	41,675,631

At July 31, 2020, net assets consisted of:

Paid-in Capital	26,555,325
Total Distributable Earnings (Loss)	15,120,306
Net Assets	41,675,631

Net Assets
Applicable to 1,408,190,903 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	41,675,631
Net Asset Value Per Share	$29.60

See accompanying Notes, which are an integral part of the Financial Statements.

6

Dividend Growth Fund

Statement of Operations

Six Months Ended
July 31, 2020
($000)
Investment Income
Income
Dividends[1]	429,491
Interest[2]	2,720
Securities Lending—Net	1,009
Total Income	433,220
Expenses
Investment Advisory Fees—Note B
Basic Fee	25,912
Performance Adjustment	(2,811)
The Vanguard Group—Note C
Management and Administrative	25,426
Marketing and Distribution	1,828
Custodian Fees	96
Shareholders’ Reports	228
Trustees’ Fees and Expenses	33
Total Expenses	50,712
Net Investment Income	382,508
Realized Net Gain (Loss)
Investment Securities Sold[2]	275,324
Foreign Currencies	(631)
Realized Net Gain (Loss)	274,693
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(1,792,868)
Foreign Currencies	82
Change in Unrealized Appreciation (Depreciation)	(1,792,786)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,135,585)

1	Dividends are net of foreign withholding taxes of $1,416,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $0, $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

7

Dividend Growth Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	July 31,	January 31,
	2020	2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	382,508	688,114
Realized Net Gain (Loss)	274,693	1,370,012
Change in Unrealized Appreciation (Depreciation)	(1,792,786)	5,633,953
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,135,585)	7,692,079
Distributions[1]
Total Distributions	(351,812)	(1,880,356)
Capital Share Transactions
Issued	4,787,888	6,730,003
Issued in Lieu of Cash Distributions	309,851	1,669,017
Redeemed	(4,958,969)	(4,042,052)
Net Increase (Decrease) from Capital Share Transactions	138,770	4,356,968
Total Increase (Decrease)	(1,348,627)	10,168,691
Net Assets
Beginning of Period	43,024,258	32,855,567
End of Period	41,675,631	43,024,258

1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

8

Dividend Growth Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	July 31,			Year Ended January 31,
Throughout Each Period	2020	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$30.63	$26.03	$27.85	$23.72	$21.78	$22.47
Investment Operations
Net Investment Income	.271[1]	.536[1]	.520[1]	.514[1]	.446	.442
Net Realized and Unrealized Gain (Loss) on Investments	(1.052)	5.499	(.178)	4.985	2.165	.145
Total from Investment Operations	(.781)	6.035	.342	5.499	2.611	.587
Distributions
Dividends from Net Investment Income	(.249)	(.525)	(.526)	(.509)	(.450)	(.432)
Distributions from Realized Capital Gains	—	(.910)	(1.636)	(.860)	(.221)	(.845)
Total Distributions	(.249)	(1.435)	(2.162)	(1.369)	(.671)	(1.277)
Net Asset Value, End of Period	$29.60	$30.63	$26.03	$27.85	$23.72	$21.78

Total Return[2]	-2.48%	23.33%	1.63%	23.65%	12.06%	2.44%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$41,676	$43,024	$32,856	$34,706	$30,633	$25,632
Ratio of Total Expenses to Average Net Assets[3]	0.26%	0.27%	0.22%	0.26%	0.30%	0.33%
Ratio of Net Investment Income to Average Net Assets	1.94%	1.82%	1.93%	2.00%	1.93%	1.95%
Portfolio Turnover Rate	9%	17%	23%	15%	27%	26%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.01%), 0.00%, (0.05%), (0.01%), 0.03%, and 0.04%.

See accompanying Notes, which are an integral part of the Financial Statements.

9

Dividend Growth Fund

Notes to Financial Statements

Vanguard Dividend Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

10

Dividend Growth Fund

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (January 31, 2017–2020), and for the period ended July 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

11

Dividend Growth Fund

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended July 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

8. Other: Dividend income is recorded on the ex-dividend date. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  Wellington Management Company LLP provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance relative to the NASDAQ US Dividend Achievers Select Index for the preceding three years. For the six months ended July 31, 2020, the investment advisory fee represented an effective annual basic rate of 0.13% of the fund’s average net assets before a decrease of $2,811,000 (0.01%) based on performance.

C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2020, the fund had contributed to Vanguard capital in the amount of $1,790,000, representing less than 0.01% of the fund’s net assets and 0.72% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

12

Dividend Growth Fund

The following table summarizes the market value of the fund’s investments as of July 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	40,053,169	1,059,388	—	41,112,557
Temporary Cash Investments	26	574,933	—	574,959
Total	40,053,195	1,634,321	—	41,687,516

E.  As of July 31, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	26,895,841
Gross Unrealized Appreciation	15,472,810
Gross Unrealized Depreciation	(681,135)
Net Unrealized Appreciation (Depreciation)	14,791,675

F.  During the six months ended July 31, 2020, the fund purchased $4,531,635,000 of investment securities and sold $3,511,996,000 of investment securities, other than temporary cash investments.

G.  Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	July 31, 2020	January 31, 2020
	Shares	Shares
	(000)	(000)
Issued	175,407	224,130
Issued in Lieu of Cash Distributions	11,354	55,515
Redeemed	(182,998)	(137,538)
Net Increase (Decrease) in Shares Outstanding	3,763	142,107

H.  Management has determined that no events or transactions occurred subsequent to July 31, 2020, that would require recognition or disclosure in these financial statements.

13

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Specialized Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Dividend Growth Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

14

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Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q572 092020

Semiannual Report | July 31, 2020 Vanguard Dividend Appreciation Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	20
Liquidity Risk Management	22

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

●    Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

●    Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended July 31, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Dividend Appreciation Index Fund	1/31/2020	7/31/2020	Period
Based on Actual Fund Return
ETF Shares	$1,000.00	$990.92	$0.30
Admiral™ Shares	1,000.00	991.02	0.40
Based on Hypothetical 5% Yearly Return
ETF Shares	$1,000.00	$1,024.57	$0.30
Admiral Shares	1,000.00	1,024.47	0.40

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.06% for ETF Shares and 0.08% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

2

Dividend Appreciation Index Fund

Fund Allocation

As of July 31, 2020

Basic Materials	3.4%
Consumer Goods	12.1
Consumer Services	22.8
Financials	11.7
Health Care	15.4
Industrials	17.2
Technology	12.5
Telecommunications	0.0
Utilities	4.9

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

3

Dividend Appreciation Index Fund

Financial Statements (unaudited)

Schedule of Investments

As of July 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Common Stocks (99.6%)
Basic Materials (3.4%)
Air Products & Chemicals Inc.	1,495,661	428,701
Ecolab Inc.	1,952,663	365,304
Fastenal Co.	3,890,122	182,991
PPG Industries Inc.	1,596,304	171,842
International Flavors & Fragrances Inc.	723,828	91,166
Nucor Corp.	2,040,408	85,595
Celanese Corp. Class A	808,405	78,577
RPM International Inc.	879,681	71,773
Royal Gold Inc.	444,541	62,205
Scotts Miracle-Gro Co.	376,917	59,768
Albemarle Corp.	719,968	59,369
Westlake Chemical Corp.	870,340	47,434
Ashland Global Holdings Inc.	408,333	30,821
Quaker Chemical Corp.	120,183	23,316
Balchem Corp.	218,625	21,919
Stepan Co.	152,777	16,683
HB Fuller Co.	348,691	15,810
Sensient Technologies Corp.	287,194	14,994
Hawkins Inc.	72,256	3,723
		1,831,991
Consumer Goods (12.1%)
Procter & Gamble Co.	16,733,073	2,194,041
PepsiCo Inc.	9,415,883	1,296,190
NIKE Inc. Class B	8,418,905	821,769
Colgate-Palmolive Co.	5,793,782	447,280
Estee Lauder Cos. Inc. Class A	1,506,840	297,661
Clorox Co.	847,351	200,407
Hormel Foods Corp.	3,621,763	184,203
McCormick & Co. Inc.	837,814	163,290
VF Corp.	2,673,000	161,342
Church & Dwight Co. Inc.	1,665,083	160,397
Hershey Co.	1,003,076	145,857
Brown-Forman Corp. Class B	2,091,089	144,996
Genuine Parts Co.	983,770	88,687
Hasbro Inc.	927,893	67,514
Polaris Inc.	417,316	43,247
Columbia Sportswear Co.	456,849	34,647
Lancaster Colony Corp.	186,478	29,574
WD-40 Co.	92,897	18,259
J&J Snack Foods Corp.	128,223	15,788
^ Tootsie Roll Industries Inc.	271,084	8,593
Andersons Inc.	222,546	3,165
		6,526,907
Consumer Services (22.7%)
Walmart Inc.	18,193,335	2,354,218
Home Depot Inc.	7,391,444	1,962,354
Walt Disney Co.	12,233,654	1,430,604
Comcast Corp. Class A	30,787,140	1,317,690
McDonald’s Corp.	5,051,415	981,389
Costco Wholesale Corp.	2,993,499	974,474
Lowe’s Cos. Inc.	5,194,936	773,578
Target Corp.	3,433,899	432,259
TJX Cos. Inc.	8,153,019	423,875
Ross Stores Inc.	2,430,823	217,972
Marriott International Inc. Class A	2,195,778	184,061
Sysco Corp.	3,445,865	182,114
McKesson Corp.	1,199,384	180,100
Best Buy Co. Inc.	1,752,348	174,516
Kroger Co.	4,422,241	153,850
AmerisourceBergen Corp. Class A	1,394,181	139,683
Rollins Inc.	2,222,415	116,455
FactSet Research Systems Inc.	256,945	88,980
Williams-Sonoma Inc.	525,120	45,748
Casey’s General Stores Inc.	249,378	39,698
Wendy’s Co.	1,511,933	35,047

4

Dividend Appreciation Index Fund

		Market
		Value•
	Shares	($000)
Aaron’s Inc.	452,865	23,630
Monro Inc.	225,832	12,714
John Wiley & Sons Inc. Class A	319,181	10,798
Matthews International Corp. Class A	212,307	4,586
		12,260,393
Financials (11.6%)
Visa Inc. Class A	10,333,270	1,967,455
BlackRock Inc.	1,049,080	603,231
S&P Global Inc.	1,652,160	578,669
Marsh & McLennan Cos. Inc.	3,413,406	398,003
Chubb Ltd.	3,062,157	389,629
Moody’s Corp.	1,269,466	357,101
T. Rowe Price Group Inc.	1,598,634	220,771
Travelers Cos. Inc.	1,726,832	197,584
Aflac Inc.	4,906,285	174,517
MarketAxess Holdings Inc.	257,039	132,812
Ameriprise Financial Inc.	834,405	128,190
Broadridge Financial Solutions Inc.	778,175	104,540
Brown & Brown Inc.	1,904,840	86,613
Cincinnati Financial Corp.	1,102,565	85,923
W R Berkley Corp.	1,243,140	76,764
Erie Indemnity Co. Class A	313,097	65,788
Raymond James Financial Inc.	944,137	65,599
RenaissanceRe Holdings Ltd.	344,183	62,084
Globe Life Inc.	728,999	58,028
SEI Investments Co.	1,016,567	53,197
Assurant Inc.	405,504	43,579
Commerce Bancshares Inc.	758,513	43,432
American Financial Group Inc.	612,382	37,214
Reinsurance Group of America Inc.	424,246	36,167
Prosperity Bancshares Inc.	641,837	35,660
Cullen/Frost Bankers Inc.	424,489	30,589
RLI Corp.	304,443	26,831
BOK Financial Corp.	478,810	26,670
Hanover Insurance Group Inc.	260,550	26,545
Axis Capital Holdings Ltd.	569,362	22,843
Community Bank System Inc.	351,050	19,740
Cohen & Steers Inc.	323,710	19,481
UMB Financial Corp.	331,852	16,526
American Equity Investment Life Holding Co.	619,424	15,764
International Bancshares Corp.	442,336	13,456
Westamerica BanCorp	183,898	11,100
Horace Mann Educators Corp.	279,612	10,508
BancFirst Corp.	221,841	9,663
Tompkins Financial Corp.	101,369	6,541
Stock Yards Bancorp Inc.	153,560	6,003
1st Source Corp.	173,193	5,736
First Financial Corp.	93,026	3,110
Bank of Marin Bancorp	92,201	2,896
First of Long Island Corp.	164,120	2,447
		6,278,999
Health Care (15.4%)
Johnson & Johnson	14,567,717	2,123,390
UnitedHealth Group Inc.	6,427,625	1,946,156
Abbott Laboratories	11,949,169	1,202,564
Bristol-Myers Squibb Co.	15,296,377	897,286
Medtronic plc	9,079,867	876,026
Becton Dickinson and Co.	1,837,482	516,957
Stryker Corp.	2,538,228	490,640
West Pharmaceutical Services Inc.	500,529	134,577
Chemed Corp.	108,839	53,570
Perrigo Co. plc	922,798	48,927
Ensign Group Inc.	363,208	16,704
Atrion Corp.	12,587	7,805
National HealthCare Corp.	104,035	6,171
		8,320,773
Industrials (17.1%)
Accenture plc Class A	4,303,169	967,266
Union Pacific Corp.	4,676,770	810,718
Lockheed Martin Corp.	1,910,289	723,942
Raytheon Technologies Corp.	10,544,609	597,668
Caterpillar Inc.	3,727,228	495,274
Sherwin-Williams Co.	625,057	404,987
Illinois Tool Works Inc.	2,160,836	399,733
Automatic Data Processing Inc.	2,925,620	388,844
CSX Corp.	5,243,788	374,092
Northrop Grumman Corp.	1,136,051	369,228

5

Dividend Appreciation Index Fund

		Market
		Value•
	Shares	($000)
Waste Management Inc.	2,877,935	315,422
FedEx Corp.	1,769,343	297,957
General Dynamics Corp.	1,962,917	288,038
Emerson Electric Co.	4,146,611	257,131
Cintas Corp.	702,614	212,098
Cummins Inc.	1,017,520	196,646
Republic Services Inc. Class A	2,160,187	188,476
Rockwell Automation Inc.	786,989	171,674
Stanley Black & Decker Inc.	1,043,008	159,914
WW Grainger Inc.	363,195	124,042
Dover Corp.	976,748	100,537
Expeditors International of Washington Inc.	1,150,875	97,260
JB Hunt Transport Services Inc.	722,482	93,489
Jack Henry & Associates Inc.	520,053	92,726
CH Robinson Worldwide Inc.	914,571	85,714
IDEX Corp.	516,739	85,169
Nordson Corp.	391,380	75,783
Lennox International Inc.	261,658	70,161
Graco Inc.	1,138,207	60,598
Snap-on Inc.	370,527	54,049
Toro Co.	728,831	52,002
AptarGroup Inc.	434,185	50,018
Hubbell Inc. Class B	368,981	49,801
Carlisle Cos. Inc.	378,986	45,130
A O Smith Corp.	921,457	44,359
Donaldson Co. Inc.	857,755	41,464
Robert Half International Inc.	780,368	39,697
Lincoln Electric Holdings Inc.	409,159	36,984
HEICO Corp.	367,074	35,283
Sonoco Products Co.	678,378	35,099
ITT Inc.	595,077	34,354
MSA Safety Inc.	263,380	31,218
Silgan Holdings Inc.	750,783	28,718
MDU Resources Group Inc.	1,358,351	28,498
Regal Beloit Corp.	275,492	25,337
Franklin Electric Co. Inc.	314,781	17,014
Applied Industrial Technologies Inc.	262,374	16,561
ABM Industries Inc.	452,923	16,260
Brady Corp. Class A	337,442	15,512
Hillenbrand Inc.	506,971	14,819
Badger Meter Inc.	197,538	12,366
McGrath RentCorp	164,855	9,565
Tennant Co.	124,504	8,295
Lindsay Corp.	73,371	7,115
Gorman-Rupp Co.	177,318	5,366
Cass Information Systems Inc.	98,737	3,538
		9,263,009
Technology (12.4%)
Microsoft Corp.	12,092,506	2,479,085
Oracle Corp.	21,734,837	1,205,197
QUALCOMM Inc.	7,744,468	817,893
Texas Instruments Inc.	6,329,814	807,368
Roper Technologies Inc.	719,040	310,949
Analog Devices Inc.	2,494,648	286,510
L3Harris Technologies Inc.	1,497,434	252,063
KLA Corp.	1,061,943	212,208
Xilinx Inc.	1,685,149	180,901
Microchip Technology Inc.	1,622,340	165,040
		6,717,214
Telecommunications (0.0%)
Telephone and Data Systems Inc.	729,770	14,172

Utilities (4.9%)
NextEra Energy Inc.	3,313,749	930,169
American Electric Power Co. Inc.	3,347,419	290,824
Xcel Energy Inc.	3,554,206	245,382
WEC Energy Group Inc.	2,136,668	203,539
Eversource Energy	2,234,852	201,293
American Water Works Co. Inc.	1,225,672	180,505
CMS Energy Corp.	1,926,559	123,647
Alliant Energy Corp.	1,657,864	89,276
Atmos Energy Corp.	828,806	87,845
Essential Utilities Inc.	1,510,217	68,488
UGI Corp.	1,413,673	47,132
Portland General Electric Co.	605,928	26,740
Southwest Gas Holdings Inc.	370,235	25,783
Black Hills Corp.	425,275	24,607
New Jersey Resources Corp.	647,562	20,113
American States Water Co.	249,782	19,203
MGE Energy Inc.	234,905	15,581
California Water Service Group	328,881	15,415
SJW Group	193,079	12,060

6

Dividend Appreciation Index Fund

			Market
			Value•
		Shares	($000)
	Northwest Natural Holding Co.	206,505	11,046
	Chesapeake Utilities Corp.	111,326	9,406
	Middlesex Water Co.	118,301	7,578
	York Water Co.	88,108	4,080
			2,659,712
Total Common Stocks
(Cost $39,411,688)			53,873,170
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[1,2]	Vanguard Market Liquidity Fund, 0.194%	1,669,456	166,946

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
	United States Cash Management Bill, 0.210%, 9/15/20	555	555
[3]	United States Cash Management Bill, 0.116%, 9/29/20	2,800	2,799
[3]	United States Cash Management Bill, 0.145%, 12/15/20	5,200	5,198
			8,552

Total Temporary Cash Investments
(Cost $175,457)	175,498
Total Investments (99.9%)
(Cost $39,587,145)	54,048,668
Other Assets and Liabilities—Net (0.1%)	48,059
Net Assets (100%)	54,096,727

Cost is in $000.

•	See Note A in Notes to Financial Statements.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,957,000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Collateral of $8,032,000 was received for securities on loan.
3	Securities with a value of $7,927,000 have been segregated as initial margin for open futures contracts.

7

Dividend Appreciation Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2020	643	104,922	5,307

Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)
Kroger Co.	2/2/21	GSI	33,770	(0.181)	1,018	—
Visa Inc. Class A	9/2/20	BOANA	85,961	(0.062)	—	(1,237)
					1,018	(1,237)

1	Based on 1-month USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.

BOANA—Bank of America, N.A.

GSI—Goldman Sachs International.

At July 31, 2020, the counterparties had deposited in segregated accounts securities with a value of $1,077,000 in connection with open over-the-counter swap contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

8

Dividend Appreciation Index Fund

Statement of Assets and Liabilities

As of July 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $39,420,239)	53,881,722
Affiliated Issuers (Cost $166,906)	166,946
Total Investments in Securities	54,048,668
Investment in Vanguard	2,291
Cash	17
Receivables for Accrued Income	57,542
Receivables for Capital Shares Issued	5,297
Variation Margin Receivable—Futures Contracts	479
Unrealized Appreciation—Over-the-Counter Swap Contracts	1,018
Total Assets	54,115,312
Liabilities
Payables for Investment Securities Purchased	39
Collateral for Securities on Loan	8,032
Payables for Capital Shares Redeemed	7,593
Payables to Vanguard	1,684
Unrealized Depreciation—Over-the-Counter Swap Contracts	1,237
Total Liabilities	18,585
Net Assets	54,096,727

At July 31, 2020, net assets consisted of:

Paid-in Capital	40,757,244
Total Distributable Earnings (Loss)	13,339,483
Net Assets	54,096,727

ETF Shares—Net Assets
Applicable to 362,637,464 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	44,619,324
Net Asset Value Per Share—ETF Shares	$123.04

Admiral Shares—Net Assets
Applicable to 283,831,062 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,477,403
Net Asset Value Per Share—Admiral Shares	$33.39

See accompanying Notes, which are an integral part of the Financial Statements.

9

Dividend Appreciation Index Fund

Statement of Operations

Six Months Ended
July 31, 2020
($000)
Investment Income
Income
Dividends	494,209
Interest[1]	560
Securities Lending—Net	1,862
Total Income	496,631
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,311
Management and Administrative—ETF Shares	9,703
Management and Administrative—Admiral Shares	3,013
Marketing and Distribution—ETF Shares	872
Marketing and Distribution—Admiral Shares	266
Custodian Fees	146
Shareholders’ Reports—ETF Shares	561
Shareholders’ Reports—Admiral Shares	63
Trustees’ Fees and Expenses	18
Total Expenses	15,953
Expenses Paid Indirectly	(97)
Net Expenses	15,856
Net Investment Income	480,775
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(459,700)
Futures Contracts	(5,898)
Swap Contracts	7,660
Realized Net Gain (Loss)	(457,938)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(330,212)
Futures Contracts	3,878
Swap Contracts	(3,196)
Change in Unrealized Appreciation (Depreciation)	(329,530)
Net Increase (Decrease) in Net Assets Resulting from Operations	(306,693)

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $529,000, $7,000, and $24,000, respectively. Purchases and sales are for temporary cash investment purposes.

2	Includes $860,940,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

10

Dividend Appreciation Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	July 31,	January 31,
	2020	2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	480,775	865,655
Realized Net Gain (Loss)	(457,938)	1,514,420
Change in Unrealized Appreciation (Depreciation)	(329,530)	6,739,343
Net Increase (Decrease) in Net Assets Resulting from Operations	(306,693)	9,119,418
Distributions[1]
Investor Shares	—	(8,596)
ETF Shares	(385,043)	(677,362)
Admiral Shares	(81,908)	(151,843)
Total Distributions	(466,951)	(837,801)
Capital Share Transactions
Investor Shares	—	(1,174,095)
ETF Shares	2,928,019	4,581,785
Admiral Shares	(229,301)	1,720,389
Net Increase (Decrease) from Capital Share Transactions	2,698,718	5,128,079
Total Increase (Decrease)	1,925,074	13,409,696
Net Assets
Beginning of Period	52,171,653	38,761,957
End of Period	54,096,727	52,171,653

1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

11

Dividend Appreciation Index Fund

Financial Highlights

ETF Shares
	Six Months
	Ended
For a Share Outstanding	July 31,			Year Ended January 31,
Throughout Each Period	2020	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$125.38	$104.09	$107.10	$86.66	$75.98	$78.42
Investment Operations
Net Investment Income	1.112[1]	2.214[1]	2.084[1]	1.951[1]	1.810	1.759
Net Realized and Unrealized Gain (Loss) on Investments	(2.377)	21.210	(3.056)	20.408	10.696	(2.380)
Total from Investment Operations	(1.265)	23.424	(.972)	22.359	12.506	(.621)
Distributions
Dividends from Net Investment Income	(1.075)	(2.134)	(2.038)	(1.919)	(1.826)	(1.819)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.075)	(2.134)	(2.038)	(1.919)	(1.826)	(1.819)
Net Asset Value, End of Period	$123.04	$125.38	$104.09	$107.10	$86.66	$75.98

Total Return	-0.91%	22.68%	-0.87%	26.10%	16.59%	-0.84%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$44,619	$42,217	$30,969	$28,717	$22,698	$18,771
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.08%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.93%	1.90%	2.01%	2.06%	2.20%	2.21%
Portfolio Turnover Rate[2]	27%	14%	16%	14%	19%	22%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

12

Dividend Appreciation Index Fund

Financial Highlights

Admiral Shares
	Six Months
	Ended
For a Share Outstanding	July 31,			Year Ended January 31,
Throughout Each Period	2020	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$34.03	$28.25	$29.07	$23.52	$20.62	$21.28
Investment Operations
Net Investment Income	.299[1]	.594[1]	.560[1]	.528[1]	.492	.478
Net Realized and Unrealized Gain (Loss) on Investments	(.651)	5.757	(.830)	5.542	2.903	(.644)
Total from Investment Operations	(.352)	6.351	(.270)	6.070	3.395	(.166)
Distributions
Dividends from Net Investment Income	(.288)	(.571)	(.550)	(.520)	(.495)	(.494)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.288)	(.571)	(.550)	(.520)	(.495)	(.494)
Net Asset Value, End of Period	$33.39	$34.03	$28.25	$29.07	$23.52	$20.62

Total Return[2]	-0.90%	22.65%	-0.89%	26.11%	16.58%	-0.83%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,477	$9,955	$6,755	$6,014	$4,294	$3,215
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.92%	1.87%	1.99%	2.06%	2.20%	2.21%
Portfolio Turnover Rate[3]	27%	14%	16%	14%	19%	22%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

13

Dividend Appreciation Index Fund

Notes to Financial Statements

Vanguard Dividend Appreciation Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended July 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

14

Dividend Appreciation Index Fund

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended July 31, 2020, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (January 31, 2017–2020), and for the period ended July 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

15

Dividend Appreciation Index Fund

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

16

Dividend Appreciation Index Fund

For the six months ended July 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2020, the fund had contributed to Vanguard capital in the amount of $2,291,000, representing less than 0.01% of the fund’s net assets and 0.92% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended July 31, 2020, custodian fee offset arrangements reduced the fund’s expenses by $97,000 (an annual rate less than 0.01% of average net assets).

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

17

Dividend Appreciation Index Fund

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	53,873,170	—	—	53,873,170
Temporary Cash Investments	166,946	8,552	—	175,498
Total	54,040,116	8,552	—	54,048,668
Derivative Financial Instruments
Assets
Futures Contracts[1]	479	—	—	479
Swap Contracts	—	1,018	—	1,018
Total	479	1,018	—	1,497
Liabilities
Swap Contracts	—	1,237	—	1,237

1 Represents variation margin on the last day of the reporting period.

E.  As of July 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	39,587,145
Gross Unrealized Appreciation	14,933,018
Gross Unrealized Depreciation	(466,407)
Net Unrealized Appreciation (Depreciation)	14,466,611

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2020, the fund had available capital losses totaling $748,618,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F.  During the six months ended July 31, 2020, the fund purchased $18,354,418,000 of investment securities and sold $15,662,944,000 of investment securities, other than temporary cash investments. Purchases and sales include $4,582,239,000 and $1,953,398,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

18

Dividend Appreciation Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		July 31, 2020	January 31, 2020
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	—	—	254,211	5,369
Issued in Lieu of Cash Distributions	—	—	7,936	179
Redeemed[1]	—	—	(1,436,242)	(30,460)
Net Increase (Decrease)—Investor Shares	—	—	(1,174,095)	(24,912)
ETF Shares
Issued	4,884,361	43,612	9,814,909	85,404
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,956,342)	(17,675)	(5,233,124)	(46,225)
Net Increase (Decrease)—ETF Shares	2,928,019	25,937	4,581,785	39,179
Admiral Shares
Issued[1]	1,331,993	43,171	3,452,025	108,647
Issued in Lieu of Cash Distributions	70,311	2,437	130,515	4,114
Redeemed	(1,631,605)	(54,345)	(1,862,151)	(59,339)
Net Increase (Decrease)—Admiral Shares	(229,301)	(8,737)	1,720,389	53,422

1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral Share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019. Investor Shares—Redeemed and Admiral Shares—Issued include 26,826,000 and 39,551,000 shares, respectively, in the amount of $1,130,304,000 from the conversion during the year ended January 31, 2020.

H. Management has determined that no events or transactions occurred subsequent to July 31, 2020, that would require recognition or disclosure in these financial statements.

19

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Dividend Appreciation Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

20

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

21

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Specialized Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Dividend Appreciation Index Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

22

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Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

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Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.

Q6022 092020

Semiannual Report | July 31, 2020 Vanguard Global ESG Select Stock Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Liquidity Risk Management	15

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

●  Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

●  Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended July 31, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Global ESG Select Stock Fund	1/31/2020	7/31/2020	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,005.58	$2.74
Admiral™ Shares	1,000.00	1,006.22	2.24
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,022.13	$2.77
Admiral Shares	1,000.00	1,022.63	2.26

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.55% for Investor Shares and 0.45% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

2

Global ESG Select Stock Fund

Fund Allocation

As of July 31, 2020

Communication Services	2.8%
Consumer Discretionary	16.9
Consumer Staples	2.9
Financials	20.1
Health Care	10.4
Industrials	15.3
Information Technology	20.1
Materials	4.6
Real Estate	2.4
Utilities	4.5

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

3

Global ESG Select Stock Fund

Financial Statements (unaudited)

Schedule of Investments

As of July 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value*
	Shares	($000)
Common Stocks (95.3%)
Brazil (1.5%)
B3 SA - Brasil Bolsa Balcao	179,800	2,187

Canada (4.9%)
BCE Inc.	91,052	3,817
Bank of Nova Scotia	74,402	3,056
		6,873
Denmark (1.9%)
Vestas Wind Systems A/S	21,028	2,695

France (7.2%)
Cie Generale des Etablissements Michelin SCA	37,040	3,836
Schneider Electric SE	31,795	3,646
LVMH Moet Hennessy Louis Vuitton SE	6,209	2,700
		10,182
Hong Kong (2.4%)
AIA Group Ltd.	377,400	3,403

Japan (4.6%)
Recruit Holdings Co. Ltd.	106,600	3,325
Mitsubishi UFJ Financial Group Inc.	835,000	3,129
		6,454
Netherlands (6.1%)
Koninklijke DSM NV	23,766	3,638
ING Groep NV	395,500	2,758
Wolters Kluwer NV	28,155	2,222
		8,618
Singapore (2.9%)
DBS Group Holdings Ltd.	283,200	4,091

Spain (5.6%)
Industria de Diseno Textil SA	158,117	4,190
* Iberdrola SA (XMAD)	269,771	3,487
* Iberdrola SA	5,996	77
		7,754
Sweden (1.7%)
Atlas Copco AB Class A	53,847	2,390

Switzerland (2.3%)
Novartis AG	39,717	3,271

Taiwan (2.9%)
Taiwan Semiconductor Manufacturing Co. Ltd.	278,000	4,046

United Kingdom (1.9%)
Compass Group plc	191,838	2,640

United States (49.4%)
Microsoft Corp.	37,147	7,616
Merck & Co. Inc.	64,017	5,137
Starbucks Corp.	61,662	4,719
Home Depot Inc.	17,021	4,519
Deere & Co.	25,506	4,497
Progressive Corp.	48,709	4,400
Visa Inc. Class A	23,016	4,382
Texas Instruments Inc.	31,208	3,981
Northern Trust Corp.	49,887	3,909
Colgate-Palmolive Co.	50,315	3,884
Automatic Data Processing Inc.	28,391	3,773
Prologis Inc.	30,617	3,228
Accenture plc Class A	13,810	3,104
Danaher Corp.	14,145	2,883
Baxter International Inc.	31,204	2,695

4

Global ESG Select Stock Fund

		Market
		Value•
	Shares	($000)
NextEra Energy Inc.	8,992	2,524
Ecolab Inc.	13,275	2,483
Trane Technologies plc	15,201	1,701
		69,435
Total Common Stocks (Cost $124,585)		134,039
Temporary Cash Investment (4.6%)
Money Market Fund (4.6%)
[1] Vanguard Market Liquidity Fund (Cost $6,446) 0.194%	64,474	6,447
Total Investments (99.9%) (Cost $131,031)		140,486
Other Assets and Liabilities—Net (0.1%)		207
Net Assets (100%)		140,693

Cost is in $000.

·	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

5

Global ESG Select Stock Fund

Statement of Assets and Liabilities

As of July 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $124,585)	134,039
Affiliated Issuers (Cost $6,446)	6,447
Total Investments in Securities	140,486
Investment in Vanguard	6
Foreign Currency, at Value (Cost $1)	1
Receivables for Accrued Income	170
Receivables for Capital Shares Issued	616
Total Assets	141,279
Liabilities
Payables for Investment Securities Purchased	162
Payables to Investment Advisor	72
Payables for Capital Shares Redeemed	334
Payables to Vanguard	18
Total Liabilities	586
Net Assets	140,693

At July 31, 2020, net assets consisted of:

Paid-in Capital	130,458
Total Distributable Earnings (Loss)	10,235
Net Assets	140,693

Investor Shares—Net Assets
Applicable to 1,836,875 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	41,188
Net Asset Value Per Share—Investor Shares	$22.42

Admiral Shares—Net Assets
Applicable to 3,548,610 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	99,505
Net Asset Value Per Share—Admiral Shares	$28.04

See accompanying Notes, which are an integral part of the Financial Statements.

6

Global ESG Select Stock Fund

Statement of Operations

Six Months Ended
July 31, 2020
($000)
Investment Income
Income
Dividends[1]	1,468
Interest[2]	21
Total Income	1,489
Expenses
The Vanguard Group—Note B
Investment Advisory Services	134
Management and Administrative—Investor Shares	51
Management and Administrative—Admiral Shares	86
Marketing and Distribution—Investor Shares	2
Marketing and Distribution—Admiral Shares	3
Custodian Fees	6
Shareholders’ Reports—Investor Shares	2
Shareholders’ Reports—Admiral Shares	—
Total Expenses	284
Net Investment Income	1,205
Realized Net Gain (Loss)
Investment Securities Sold[2]	(238)
Foreign Currencies	5
Realized Net Gain (Loss)	(233)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	2,170
Foreign Currencies	6
Change in Unrealized Appreciation (Depreciation)	2,176
Net Increase (Decrease) in Net Assets Resulting from Operations	3,148

1	Dividends are net of foreign withholding taxes of $109,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $20,000, ($2,000), and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

7

Global ESG Select Stock Fund

Statement of Changes in Net Assets

		May 21,
	Six Months Ended	2019[1] to
	July 31,	January 31,
	2020	2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,205	954
Realized Net Gain (Loss)	(233)	(159)
Change in Unrealized Appreciation (Depreciation)	2,176	7,283
Net Increase (Decrease) in Net Assets Resulting from Operations	3,148	8,078
Distributions[2]
Investor Shares	(62)	(226)
Admiral Shares	(162)	(541)
Total Distributions	(224)	(767)
Capital Share Transactions
Investor Shares	7,153	31,199
Admiral Shares	23,159	68,947
Net Increase (Decrease) from Capital Share Transactions	30,312	100,146
Total Increase (Decrease)	33,236	107,457
Net Assets
Beginning of Period	107,457	—
End of Period	140,693	107,457

1	Commencement of subscription period for the fund.
2	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

8

Global ESG Select Stock Fund

Financial Highlights

Investor Shares

	Six Months	May 21,
	Ended	2019[1] to
	July 31,	Jan. 31,
For a Share Outstanding Throughout Each Period	2020	2020
Net Asset Value, Beginning of Period	$22.34	$20.00
Investment Operations
Net Investment Income[2]	.203	.258
Net Realized and Unrealized Gain (Loss) on Investments	(.086)	2.257
Total from Investment Operations	.117	2.515
Distributions
Dividends from Net Investment Income	(.037)	(.167)
Distributions from Realized Capital Gains	—	(.008)
Total Distributions	(.037)	(.175)
Net Asset Value, End of Period	$22.42	$22.34

Total Return[3]	0.56%	12.57%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$41	$34
Ratio of Total Expenses to Average Net Assets	0.55%	0.58%[4,5]
Ratio of Net Investment Income to Average Net Assets	1.97%	1.81%[4]
Portfolio Turnover Rate	12%	15%

The expense ratio and net investment income ratio for the current period have been annualized.

1	The subscription period for the fund was May 21, 2019, to June 4, 2019, during which time all assets were held in cash. Performance measurement began June 5, 2019, the first business day after the subscription period, at a net asset value of $20.00.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Annualized.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.55%.

See accompanying Notes, which are an integral part of the Financial Statements.

9

Global ESG Select Stock Fund

Financial Highlights

Admiral Shares

	Six Months	May 21,
	Ended	2019[1] to
	July 31,	Jan. 31,
For a Share Outstanding Throughout Each Period	2020	2020
Net Asset Value, Beginning of Period	$27.93	$25.00
Investment Operations
Net Investment Income[2]	.267	.338
Net Realized and Unrealized Gain (Loss) on Investments	(.105)	2.823
Total from Investment Operations	.162	3.161
Distributions
Dividends from Net Investment Income	(.052)	(.221)
Distributions from Realized Capital Gains	—	(.010)
Total Distributions	(.052)	(.231)
Net Asset Value, End of Period	$28.04	$27.93

Total Return[3]	0.62%	12.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$100	$74
Ratio of Total Expenses to Average Net Assets	0.45%	0.48%[4,5]
Ratio of Net Investment Income to Average Net Assets	2.07%	1.89%[4]
Portfolio Turnover Rate	12%	15%

The expense ratio and net investment income ratio for the current period have been annualized.

1	The subscription period for the fund was May 21, 2019, to June 4, 2019, during which time all assets were held in cash. Performance measurement began June 5, 2019, the first business day after the subscription period, at a net asset value of $25.00.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Annualized.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.45%.

See accompanying Notes, which are an integral part of the Financial Statements.

10

Global ESG Select Stock Fund

Notes to Financial Statements

Vanguard Global ESG Select Stock Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax year ended January 31, 2020, and for the period ended July 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by

11

Global ESG Select Stock Fund

Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended July 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  Wellington Management Company LLP provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. In accordance with the advisory contract entered into with Wellington Management Company LLP, beginning August 1, 2020, the basic fee will be subject to quarterly adjustments based on the performance relative to the FTSE All-World Index since August 1, 2019. For the six months ended July 31, 2020, the investment advisory fee represented an effective annual basic rate of 0.23% of the fund’s average net assets.

12

Global ESG Select Stock Fund

C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2020, the fund had contributed to Vanguard capital in the amount of $6,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of July 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks—North and South America	78,495	—	—	78,495
Common Stocks—Other	—	55,544	—	55,544
Temporary Cash Investments	6,447	—	—	6,447
Total	84,942	55,544	—	140,486

E.  As of July 31, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	131,031
Gross Unrealized Appreciation	16,622
Gross Unrealized Depreciation	(7,167)
Net Unrealized Appreciation (Depreciation)	9,455

13

Global ESG Select Stock Fund

F.  During the six months ended July 31, 2020, the fund purchased $42,256,000 of investment securities and sold $13,249,000 of investment securities, other than U.S. government securities and temporary cash investments.

G.  Capital share transactions for each class of shares were:

	Six Months Ended		May 21, 2019[1] to
	July 31, 2020		January 31, 2020
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	17,111	824	39,713	1,896
Issued in Lieu of Cash Distributions	53	3	191	8
Redeemed	(10,011)	(490)	(8,705)	(404)
Net Increase (Decrease)—Investor Shares	7,153	337	31,199	1,500
Admiral Shares
Issued	47,675	1,874	83,112	3,170
Issued in Lieu of Cash Distributions	136	6	461	16
Redeemed	(24,652)	(980)	(14,626)	(538)
Net Increase (Decrease)—Admiral Shares	23,159	900	68,947	2,648

1 Commencement of subscription period for the fund.

H.  Management has determined that no events or transactions occurred subsequent to July 31, 2020, that would require recognition or disclosure in these financial statements.

14

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Specialized Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Global ESG Select Stock Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

15

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q5472 092020

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In March 2020, a third-party service provider began performing certain administrative and accounting services for Vanguard Real Estate Index Fund. There were no other significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD SPECIALIZED FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: September 22, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SPECIALIZED FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: September 22, 2020

VANGUARD SPECIALIZED FUNDS

BY:	/s/ JOHN BENDL*
JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: September 22, 2020

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018  (see file Number 33-32216) and a Power of Attorney filed on October 30, 2019  (see file Number 811-02554), Incorporated by Reference.